UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05085
Capital Income Builder
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class A
| CAIBX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.59%
Management's discussion of fund performance
The fund’s Class A shares gained 24.21% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total ret
urn
s
	1 year	5 years	10 years
Capital Income Builder — Class A (with sales charge) *	17.07%	5.62% )	4.98%
Capital Income Builder — Class A (without sales charge) *	24.21%	6.88% )	5.60%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a br
oad
-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's r esult
s to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, a nd
therefore, has no
expenses
. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stati
st
ics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net
assets
)
*Includes derivatives.
Availability of addi
tion
al
in
formation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class C
| CIBCX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.34%
Management's discussion of fund performance
The fund’s Class C shares gained 23.28% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total retu
rns
	1 year	5 years	10 years
Capital Income Builder — Class C (with sales charge) *	22.28%	6.08% )	4.95%
Capital Income Builder — Class C (without sales charge) *	23.28%	6.08% )	4.95%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinveste
d. Any mark
et index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
nd s
t
at
i
st
ics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class T
| TCIBX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class T shares gained 24.52% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class T (with sales charge) 2	21.39%	6.60% )	6.28%
Capital Income Builder — Class T (without sales charge) 2	24.52%	7.14% )	6.64%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-1
| CIBFX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 74	0.66%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.14% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
ret
urns
	1 year	5 years	10 years
Capital Income Builder — Class F-1 *	24.14%	6.81% )	5.53%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-2
| CAIFX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 43	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.48% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class F-2 *	24.48%	7.12% )	5.82%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class F-3
| CFIHX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.27%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class F-3 2	24.60%	7.23% )	6.96%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.65%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	8.01%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-A
| CIRAX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 71	0.63%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.18% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-A (with sales charge) *	19.83%	6.08% )	5.17%
Capital Income Builder — Class 529-A (without sales charge) *	24.18%	6.84% )	5.54%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-C
| CIRCX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.38%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.23% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-C (with sales charge) *	22.23%	6.04% )	5.14%
Capital Income Builder — Class 529-C (without sales charge) *	23.23%	6.04% )	5.14%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-E
| CIREX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 23.90% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-E *	23.90%	6.59% )	5.31%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-T
| TCBBX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.39%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.47% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 529-T (with sales charge) 2	21.35%	6.56% )	6.23%
Capital Income Builder — Class 529-T (without sales charge) 2	24.47%	7.09% )	6.59%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.49%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.88%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.31%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-1
| CIRFX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 53	0.47%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.37% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital
gains
.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 529-F-1 *	24.37%	7.03% )	5.76%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-2
| FBCIX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.49% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
Capital Income Builder — Class 529-F-2 2	24.49%	10.19% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	8.31% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index
Services Ltd
.
T
he fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class 529-F-3
| FWCBX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.55% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	Since inception 1
Capital Income Builder — Class 529-F-3 2	24.55%	10.23% )
MSCI ACWI (All Country World Index) 3	32.79%	12.68% )
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	8.31% )
Bloomberg U.S. Aggregate Index 3	10.55%	(1.77) %
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Ke
y fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-1
| RIRAX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.36%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.27% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-1 *	23.27%	6.06% )	4.78%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate
Index
(
the
"Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net a
ssets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2
| RIRBX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 152	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.27% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2 *	23.27%	6.06% )	4.78%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-2E
| RCEEX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.07%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.62% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
Capital Income Builder — Class R-2E *	23.62%	6.37% )	5.10%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-3
| RIRCX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R - 3	$ 102	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.82% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-3 *	23.82%	6.54% )	5.25%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-4
| RIREX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.62%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.19% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-4 *	24.19%	6.86% )	5.57%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5E
| RIRHX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information
by
contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.44% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class R-5E 2	24.44%	7.06% )	6.65%
MSCI ACWI (All Country World Index) 3	32.79%	11.08% )	10.19%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	25.77%	7.81% )	7.72%
Bloomberg U.S. Aggregate Index 3	10.55%	(0.23) %	1.50%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-5
| RIRFX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.55% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed income portfolio offered lower returns than equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-5 *	24.55%	7.18% )	5.88%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective
July 24, 2024
, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-012-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Income Builder
®
Class R-6
| RIRGX
for the year ended October 31, 2024
This annual shareholder report contains important information about Capital Income Builder (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.27%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.60% for the year ended October 31, 2024. That result compares with a 25.77% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. Overseas, major developed economies began to stagnate towards the end of the period, with mixed results across Europe and the Asia-Pacific region.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, financials, industrials and utilities particularly additive. From a country perspective, shares of companies based in Taiwan, the United States and Germany made stronger contributions to return.
Conversely, holdings in energy, materials and consumer discretionary stocks detracted slightly from the returns. Also, investments in Finland, Brazil and Italy posted negative overall returns. The fund’s fixed
income portfolio offered lower returns
than
equities, but aided in maintaining stability and providing income.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class R-6 *	24.60%	7.23% )	5.93%
MSCI ACWI (All Country World Index) †	32.79%	11.08% )	9.06%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	25.77%	7.81% )	6.94%
Bloomberg U.S. Aggregate Index †	10.55%	(0.23) %	1.49%
Effective July 24, 2024, the fund's primary benchmark changed from the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 108,176%
Total number of portfolio holdings	$ 2,210%
Total advisory fees paid (in millions)	$ 241%
Portfolio turnover rate including mortgage dollar roll transactions	$ 56%
Portfolio turnover rate excluding mortgage dollar roll transactions	$ 32%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-012-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	175,000	None	10,000	None
October 31, 2023	168,000	None	10,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	44,000	None	None
October 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	54,000
October 31, 2023	10,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Income Builder®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-012-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 78.34%		Shares	Value (000)
Financials 13.97%
	JPMorgan Chase & Co.	7,044,502	$1,563,316
	Morgan Stanley	9,173,498	1,066,419
	BlackRock, Inc.	971,324	952,898
	Zurich Insurance Group AG	1,501,218	890,190
	ING Groep NV	38,875,926	659,907
	Münchener Rückversicherungs-Gesellschaft AG	1,285,232	658,489
	PNC Financial Services Group, Inc.	3,259,918	613,745
	DBS Group Holdings, Ltd.	19,861,331	571,593
	Intact Financial Corp.	2,773,111	529,587
	Apollo Asset Management, Inc.	2,300,773	329,609
	Great-West Lifeco, Inc.	9,332,931	313,165
	American International Group, Inc.	3,905,131	296,321
	Power Corporation of Canada, subordinate voting shares	9,081,623	287,056
	Wells Fargo & Co.	4,333,457	281,328
	Truist Financial Corp.	6,354,944	273,580
	Kaspi.kz JSC (GDR)[1]	2,447,140	269,528
	AIA Group, Ltd.	33,750,112	268,556
	B3 SA - Brasil, Bolsa, Balcao	138,633,128	254,681
	Banco Bilbao Vizcaya Argentaria, SA	25,402,408	253,004
	CME Group, Inc., Class A	1,071,314	241,431
	Blackstone, Inc.	1,387,835	232,809
	East West Bancorp, Inc.	2,348,111	228,917
	Hana Financial Group, Inc.	5,195,821	224,043
	360 ONE WAM, Ltd.	15,880,000	205,589
	Euronext NV	1,707,856	188,434
	Swedbank AB, Class A	9,268,200	188,187
	Mizuho Financial Group, Inc.	8,963,500	187,173
	KB Financial Group, Inc.	2,745,514	178,102
	Bank Central Asia Tbk PT	263,745,200	172,102
	TPG, Inc., Class A	2,462,595	166,668
	NatWest Group PLC	34,551,694	163,479
	Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	159,021
	Principal Financial Group, Inc.	1,826,000	150,462
	State Street Corp.	1,455,059	135,030
	Webster Financial Corp.	2,520,603	130,567
	BNP Paribas SA	1,860,462	127,094
	Bank Mandiri (Persero) Tbk PT	294,880,000	125,749
	3i Group PLC	3,010,039	123,208
	UniCredit SpA	2,575,710	114,112
	National Bank of Canada	1,170,101	111,602
	Skandinaviska Enskilda Banken AB, Class A	7,875,000	111,276
	EFG International AG	7,785,720	106,728
	Hong Kong Exchanges and Clearing, Ltd.	2,608,100	104,213
	Resona Holdings, Inc.	13,669,900	91,044
	Banco Santander, SA	18,170,300	88,857
	Western Union Co.	7,516,724	80,880
	Deutsche Bank AG	4,273,404	72,766
	United Overseas Bank, Ltd.	2,930,000	70,561
	DNB Bank ASA	3,076,075	63,562
	Patria Investments, Ltd., Class A	5,108,139	59,459
	Citizens Financial Group, Inc.	1,230,400	51,825
	Sampo OYJ, Class A	1,115,364	49,523
	Houlihan Lokey, Inc., Class A	281,141	48,573
	Canadian Imperial Bank of Commerce (CAD denominated)	762,416	47,699
	Vontobel Holding AG	724,483	47,250
	Samsung Fire & Marine Insurance Co., Ltd.	163,691	39,586
	Fukuoka Financial Group, Inc.	1,559,000	35,593
	Bank of Montreal[2]	355,338	32,381
	Tokio Marine Holdings, Inc.	697,400	24,799
	Sberbank of Russia PJSC[3]	19,327,472	— [4]
			15,113,326

1	Capital Income Builder

Common stocks (continued)		Shares	Value (000)

Information technology 10.92%
	Broadcom, Inc.	26,119,771	$4,434,353
	Microsoft Corp.	4,771,960	1,939,086
	Taiwan Semiconductor Manufacturing Co., Ltd.	53,839,820	1,693,064
	Texas Instruments, Inc.	4,303,508	874,301
	Accenture PLC, Class A	1,893,610	652,955
	Samsung Electronics Co., Ltd.	8,408,498	355,389
	Seagate Technology Holdings PLC	3,166,339	317,805
	SAP SE	1,332,167	311,369
	KLA Corp.	451,503	300,805
	HCL Technologies, Ltd.	8,080,344	168,188
	Tokyo Electron, Ltd.	1,092,000	162,363
	MediaTek, Inc.	3,740,000	146,398
	TDK Corp.	11,321,735	133,778
	Analog Devices, Inc.	536,200	119,632
	GlobalWafers Co., Ltd.	8,307,893	107,351
	Intel Corp.	2,357,608	50,736
	Capgemini SE2	181,938	31,365
	BE Semiconductor Industries NV	116,511	12,345
			11,811,283

Health care 10.38%
	AbbVie, Inc.	13,409,073	2,733,708
	Gilead Sciences, Inc.	16,398,881	1,456,549
	Abbott Laboratories	11,893,783	1,348,398
	Amgen, Inc.	3,674,347	1,176,379
	AstraZeneca PLC	7,020,662	998,141
	Sanofi	8,112,648	855,965
	Medtronic PLC	6,290,658	561,441
	UnitedHealth Group, Inc.	733,944	414,311
	Bristol-Myers Squibb Co.	6,326,577	352,833
	Roche Holding AG, nonvoting non-registered shares	974,235	302,572
	Merck & Co., Inc.	2,368,677	242,363
	Takeda Pharmaceutical Co., Ltd.	7,303,550	203,446
	EssilorLuxottica SA	668,296	157,146
	GSK PLC	7,744,348	141,480
	EBOS Group, Ltd.	5,200,670	113,397
	Novartis AG	817,699	88,723
	CVS Health Corp.	1,440,382	81,324
	Endo, Inc.[5]	892	22
	Endo, Inc., 1L 6.875% Escrow[3,5]	225,000	— [4]
			11,228,198

Industrials 9.36%
	RTX Corp.	15,584,247	1,885,538
	Siemens AG	3,670,182	712,445
	Volvo AB, Class B	25,782,911	669,286
	BAE Systems PLC	30,860,672	497,643
	Union Pacific Corp.	2,099,945	487,334
	Deutsche Post AG	11,734,830	471,393
	Paychex, Inc.	3,099,793	431,894
	Mitsubishi Corp.	21,380,552	390,061
	Honeywell International, Inc.	1,889,108	388,552
	FedEx Corp.	1,395,975	382,288
	RELX PLC	8,179,345	375,940
	Carrier Global Corp.	4,722,870	343,447
	Canadian National Railway Co. (CAD denominated)	2,908,111	314,026
	Automatic Data Processing, Inc.	865,609	250,369
	Broadridge Financial Solutions, Inc.	1,182,315	249,303
	SGS SA	2,230,085	236,735
	Marubeni Corp.	15,791,600	234,513
	Singapore Technologies Engineering, Ltd.	63,643,165	218,186
	UL Solutions, Inc., Class A	3,590,800	186,578
	Robert Half, Inc.	2,347,202	159,868
	Trinity Industries, Inc.[6]	4,493,726	154,045
	Airbus SE, non-registered shares	945,100	144,023
	Bureau Veritas SA	3,936,765	124,578
	ITOCHU Corp.	2,345,100	115,677
	Schneider Electric SE	436,261	112,863

Capital Income Builder	2

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Logista Integral SA, non-registered shares	3,664,824	$112,064
	Trelleborg AB, Class B	3,239,000	108,269
	Northrop Grumman Corp.	202,200	102,924
	Transurban Group[5]	10,156,371	84,846
	General Dynamics Corp.	224,400	65,437
	Sulzer AG	401,509	62,277
	PACCAR, Inc.	543,833	56,711
			10,129,113

Consumer staples 8.40%
	Philip Morris International, Inc.	23,836,139	3,163,056
	British American Tobacco PLC	28,506,438	992,753
	British American Tobacco PLC (ADR)	3,041,264	106,383
	Mondelez International, Inc., Class A	11,993,465	821,312
	Imperial Brands PLC	18,287,284	551,084
	PepsiCo, Inc.	2,348,087	389,970
	ITC, Ltd.	64,671,320	373,595
	General Mills, Inc.	5,183,723	352,597
	Nestlé SA	3,376,637	319,296
	Danone SA	3,393,556	242,468
	Altria Group, Inc.	4,407,100	240,011
	Carlsberg A/S, Class B	1,849,873	204,123
	Kimberly-Clark Corp.	1,457,945	195,627
	Sysco Corp.	2,092,705	156,848
	Asahi Group Holdings, Ltd.	12,732,600	152,823
	WH Group, Ltd.	162,569,000	125,934
	Procter & Gamble Co.	590,675	97,568
	Molson Coors Beverage Co., Class B, restricted voting shares	1,694,153	92,281
	Suntory Beverage & Food, Ltd.[2]	2,276,900	76,797
	Anheuser-Busch InBev SA/NV	1,157,903	68,946
	Dollar General Corp.	768,000	61,471
	Kao Corp.	1,291,400	57,178
	Lamb Weston Holdings, Inc.	694,337	53,943
	Pernod Ricard SA	405,107	50,584
	Coca-Cola Co.	769,382	50,248
	Unilever PLC	667,874	40,876
	Scandinavian Tobacco Group A/S	2,058,240	30,951
	Tsingtao Brewery Co., Ltd., Class H	1,850,000	11,915
			9,080,638

Utilities 6.32%
	Dominion Energy, Inc.	10,300,919	613,214
	SSE PLC	26,746,211	606,717
	Iberdrola, SA, non-registered shares	38,428,976	569,936
	Engie SA	32,598,751	546,173
	DTE Energy Co.	4,387,067	544,961
	E.ON SE	38,536,227	520,483
	Edison International	6,105,040	503,055
	Pinnacle West Capital Corp.	4,726,754	415,056
	Duke Energy Corp.	3,522,920	406,087
	Sempra	4,454,162	371,344
	National Grid PLC	28,035,448	352,355
	CenterPoint Energy, Inc.	11,384,886	336,196
	Southern Co. (The)	3,632,707	330,685
	Entergy Corp.	1,304,454	201,903
	AES Corp.	9,949,432	164,066
	Atmos Energy Corp.	1,178,769	163,590
	SembCorp Industries, Ltd.	20,005,900	76,152
	Power Assets Holdings, Ltd.	9,434,000	62,775
	Power Grid Corporation of India, Ltd.	13,168,417	49,997
			6,834,745

Energy 5.36%
	Exxon Mobil Corp.	9,787,949	1,143,037
	Canadian Natural Resources, Ltd. (CAD denominated)	26,427,701	898,733
	TC Energy Corp. (CAD denominated)	19,115,306	889,078
	EOG Resources, Inc.	3,862,221	471,036
	TotalEnergies SE	7,374,838	461,285

3	Capital Income Builder

Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	11,384,856	$378,719
	Shell PLC (ADR)	738,100	49,859
	ConocoPhillips	3,021,406	330,965
	BP PLC	58,638,545	285,004
	South Bow Corp. (CAD denominated)[5]	8,372,487	209,079
	Chevron Corp.	1,357,158	201,972
	EQT Corp.	5,351,033	195,527
	Cenovus Energy, Inc.	5,038,647	80,971
	Cenovus Energy, Inc. (CAD denominated)	2,646,502	42,558
	DT Midstream, Inc.	760,862	68,592
	Schlumberger NV	1,315,399	52,708
	Neste OYJ	2,559,201	41,031
	Constellation Oil Services Holding SA, Class B-1[3,5]	259,950	99
			5,800,253

Consumer discretionary 4.43%
	McDonald’s Corp.	3,244,494	947,749
	Home Depot, Inc.	2,151,860	847,295
	LVMH Moët Hennessy-Louis Vuitton SE	732,149	485,804
	Industria de Diseño Textil, SA	5,440,660	310,028
	YUM! Brands, Inc.	2,341,511	307,113
	Midea Group Co., Ltd., Class A	29,138,406	292,551
	Restaurant Brands International, Inc.	3,193,243	222,090
	Darden Restaurants, Inc.	1,369,610	219,165
	Tractor Supply Co.	775,925	206,016
	Starbucks Corp.	1,759,683	171,921
	Vail Resorts, Inc.	940,068	155,760
	NEXT PLC	1,102,670	139,805
	Galaxy Entertainment Group, Ltd.	21,218,000	93,451
	Hasbro, Inc.	920,000	60,380
	Las Vegas Sands Corp.	1,120,787	58,113
	Compagnie Financière Richemont SA, Class A	389,551	56,828
	Evolution AB	556,410	52,547
	Amadeus IT Group SA, Class A, non-registered shares	576,225	41,825
	OPAP SA	1,967,863	33,517
	Jumbo SA	1,061,844	28,234
	International Game Technology PLC	1,310,302	26,625
	Inchcape PLC	2,546,035	23,643
	Aristocrat Leisure, Ltd.	311,918	12,516
			4,792,976

Real estate 4.15%
	VICI Properties, Inc. REIT[6]	53,499,275	1,699,137
	Extra Space Storage, Inc. REIT	2,398,846	391,731
	American Tower Corp. REIT	1,763,657	376,611
	Prologis, Inc. REIT	2,894,617	326,918
	Welltower, Inc. REIT	2,153,334	290,442
	Rexford Industrial Realty, Inc. REIT	6,504,656	278,985
	Link REIT	36,397,496	169,690
	Public Storage REIT	468,002	154,001
	Equinix, Inc. REIT	126,200	114,600
	CTP NV	6,244,020	104,155
	CK Asset Holdings, Ltd.	24,301,734	99,538
	UDR, Inc. REIT	2,082,192	87,848
	Digital Realty Trust, Inc. REIT	486,300	86,673
	Mindspace Business Parks REIT	19,429,410	86,095
	Sun Communities, Inc. REIT	430,663	57,140
	Embassy Office Parks REIT	10,653,487	50,086
	Longfor Group Holdings, Ltd.	27,189,658	44,488
	SBA Communications Corp. REIT, Class A	166,130	38,122
	POWERGRID Infrastructure Investment Trust REIT	26,405,500	28,367
	Kimco Realty Corp. REIT	295,754	7,015
			4,491,642

Capital Income Builder	4

Common stocks (continued)		Shares	Value (000)

Communication services 2.67%
	Comcast Corp., Class A	10,382,695	$453,412
	Singapore Telecommunications, Ltd.	157,596,800	372,972
	Koninklijke KPN NV	85,753,263	335,087
	Verizon Communications, Inc.	6,636,206	279,583
	Publicis Groupe SA2	2,286,774	243,835
	T-Mobile US, Inc.	1,028,291	229,473
	América Móvil, SAB de CV, Class B (ADR)	12,941,765	203,703
	Deutsche Telekom AG	5,552,750	168,143
	TELUS Corp.	9,222,944	145,795
	SoftBank Corp.	109,140,430	137,612
	WPP PLC	10,114,646	106,538
	Omnicom Group, Inc.	931,500	94,082
	HKT Trust and HKT, Ltd., units	73,257,460	91,016
	Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	31,235
			2,892,486

Materials 2.38%
	Air Products and Chemicals, Inc.	2,159,228	670,505
	Rio Tinto PLC	9,536,916	616,993
	Smurfit Westrock PLC	7,547,818	388,713
	Linde PLC	777,829	354,807
	Shin-Etsu Chemical Co., Ltd.	3,880,700	143,637
	Eastman Chemical Co.	994,793	104,543
	Vale SA (ADR), ordinary nominative shares	6,898,935	73,818
	Celanese Corp.	462,236	58,228
	Barrick Gold Corp.	2,491,653	48,139
	Evonik Industries AG	2,108,724	46,410
	UPM-Kymmene OYJ	1,191,859	34,929
	Antofagasta PLC	1,209,489	27,297
	BASF SE	167,546	8,138
			2,576,157
	Total common stocks (cost: $59,006,881,000)		84,750,817
Preferred securities 0.01%
Financials 0.01%
	CoBank, ACB, Class E, 6.118% perpetual noncumulative preferred shares[1]	13,000	10,530
	Total preferred securities (cost: $13,000,000)		10,530
Convertible stocks 0.11%
Utilities 0.11%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	2,636,200	117,970
	Total convertible stocks (cost: $112,784,000)		117,970
Bonds, notes & other debt instruments 15.58%		Principal amount (000)
Mortgage-backed obligations 6.59%
Federal agency mortgage-backed obligations 5.96%
	Fannie Mae Pool #394854 6.50% 5/1/2027[7]	USD2	2
	Fannie Mae Pool #256821 6.50% 7/1/2027[7]	8	8
	Fannie Mae Pool #257145 6.50% 3/1/2028[7]	1	1
	Fannie Mae Pool #AX9959 3.50% 12/1/2029[7]	129	125
	Fannie Mae Pool #BA2999 3.50% 11/1/2030[7]	137	133
	Fannie Mae Pool #659096 6.50% 8/1/2032[7]	1	1
	Fannie Mae Pool #683351 5.50% 2/1/2033[7]	58	59
	Fannie Mae Pool #CA1299 3.50% 3/1/2033[7]	67	65
	Fannie Mae Pool #MA3438 3.50% 8/1/2033[7]	183	178
	Fannie Mae Pool #MA3658 3.50% 5/1/2034[7]	269	258
	Fannie Mae Pool #CA4490 3.50% 8/1/2034[7]	363	349
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	63,678	58,791
	Fannie Mae Pool #887695 6.00% 6/1/2036[7]	974	1,012
	Fannie Mae Pool #894308 6.00% 10/1/2036[7]	152	155
	Fannie Mae Pool #902164 6.00% 11/1/2036[7]	803	834
	Fannie Mae Pool #902503 6.00% 11/1/2036[7]	498	516
	Fannie Mae Pool #903076 6.00% 12/1/2036[7]	1,040	1,080

5	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	USD77	$78
	Fannie Mae Pool #AS9772 3.50% 6/1/2037[7]	28	27
	Fannie Mae Pool #966172 7.00% 7/1/2037[7]	120	121
	Fannie Mae Pool #256845 6.50% 8/1/2037[7]	49	51
	Fannie Mae Pool #256960 6.50% 11/1/2037[7]	256	266
	Fannie Mae Pool #257137 7.00% 3/1/2038[7]	17	18
	Fannie Mae Pool #963269 5.50% 5/1/2038[7]	815	822
	Fannie Mae Pool #963341 5.50% 5/1/2038[7]	247	249
	Fannie Mae Pool #963454 5.50% 6/1/2038[7]	796	802
	Fannie Mae Pool #963796 5.50% 6/1/2038[7]	238	238
	Fannie Mae Pool #929964 6.00% 9/1/2038[7]	380	395
	Fannie Mae Pool #FS2490 5.50% 10/1/2038[7]	27	27
	Fannie Mae Pool #FM3708 5.50% 10/1/2038[7]	16	16
	Fannie Mae Pool #FS2101 5.50% 10/1/2038[7]	5	5
	Fannie Mae Pool #970772 5.50% 11/1/2038[7]	29	29
	Fannie Mae Pool #AE0392 5.50% 12/1/2039[7]	52	52
	Fannie Mae Pool #AL4324 6.50% 5/1/2040[7]	5	6
	Fannie Mae Pool #AL0152 6.00% 6/1/2040[7]	2,779	2,883
	Fannie Mae Pool #AE8073 4.00% 12/1/2040[7]	164	157
	Fannie Mae Pool #MA4364 2.00% 6/1/2041[7]	77,218	65,076
	Fannie Mae Pool #AL1571 5.00% 6/1/2041[7]	2,077	2,084
	Fannie Mae Pool #AL0913 6.00% 7/1/2041[7]	1,943	2,016
	Fannie Mae Pool #AJ0257 4.00% 9/1/2041[7]	55	53
	Fannie Mae Pool #AJ4154 4.00% 11/1/2041[7]	175	167
	Fannie Mae Pool #AB4050 4.00% 12/1/2041[7]	329	313
	Fannie Mae Pool #AJ4189 4.00% 12/1/2041[7]	191	182
	Fannie Mae Pool #AJ9165 4.00% 1/1/2042[7]	4,707	4,478
	Fannie Mae Pool #890407 4.00% 2/1/2042[7]	462	441
	Fannie Mae Pool #AL2745 4.00% 3/1/2042[7]	1,311	1,250
	Fannie Mae Pool #AO6721 4.00% 6/1/2042[7]	8,483	8,054
	Fannie Mae Pool #AO1820 4.00% 6/1/2042[7]	808	770
	Fannie Mae Pool #890445 4.00% 7/1/2042[7]	1,015	967
	Fannie Mae Pool #AS0831 4.50% 10/1/2043[7]	314	304
	Fannie Mae Pool #AW4156 4.00% 5/1/2044[7]	1,760	1,656
	Fannie Mae Pool #AW4026 4.00% 6/1/2044[7]	1,779	1,687
	Fannie Mae Pool #AX2782 4.00% 9/1/2044[7]	2,413	2,268
	Fannie Mae Pool #AY1313 4.00% 3/1/2045[7]	4,449	4,185
	Fannie Mae Pool #AS6840 4.00% 3/1/2046[7]	4,839	4,552
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	763	697
	Fannie Mae Pool #BC8719 4.00% 6/1/2046[7]	1,837	1,727
	Fannie Mae Pool #BC8720 4.00% 6/1/2046[7]	1,516	1,426
	Fannie Mae Pool #AS7598 4.00% 7/1/2046[7]	4,627	4,346
	Fannie Mae Pool #BD1967 4.00% 7/1/2046[7]	1,652	1,553
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[7]	35	33
	Fannie Mae Pool #MA2691 4.50% 7/1/2046[7]	846	820
	Fannie Mae Pool #AS7759 4.00% 8/1/2046[7]	10,644	10,013
	Fannie Mae Pool #AS7760 4.00% 8/1/2046[7]	4,704	4,425
	Fannie Mae Pool #AS7939 4.00% 9/1/2046[7]	6,845	6,435
	Fannie Mae Pool #AL9190 4.00% 9/1/2046[7]	1,253	1,177
	Fannie Mae Pool #BC4712 4.00% 10/1/2046[7]	3,707	3,485
	Fannie Mae Pool #BC4801 4.00% 11/1/2046[7]	2,703	2,541
	Fannie Mae Pool #BM3288 3.50% 12/1/2046[7]	20	18
	Fannie Mae Pool #MA2907 4.00% 2/1/2047[7]	23	22
	Fannie Mae Pool #AS9313 4.00% 3/1/2047[7]	3,797	3,565
	Fannie Mae Pool #BE3229 4.00% 3/1/2047[7]	1,568	1,466
	Fannie Mae Pool #BD7165 4.00% 4/1/2047[7]	22	20
	Fannie Mae Pool #AS9454 4.00% 4/1/2047[7]	14	13
	Fannie Mae Pool #BM4187 4.50% 5/1/2047[7]	13,179	12,792
	Fannie Mae Pool #BH2491 4.00% 6/1/2047[7]	1,986	1,864
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[7]	2,487	2,330
	Fannie Mae Pool #CA0243 4.50% 8/1/2047[7]	12,686	12,256
	Fannie Mae Pool #BJ1668 4.00% 12/1/2047[7]	2,138	2,014
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	459	431
	Fannie Mae Pool #BJ2751 4.50% 5/1/2048[7]	6,209	5,982
	Fannie Mae Pool #CA2033 4.00% 7/1/2048[7]	9,092	8,519
	Fannie Mae Pool #CA2157 4.00% 8/1/2048[7]	17,706	16,589
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[7]	10,424	10,614

Capital Income Builder	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BF0572 5.50% 4/1/2049[7]	USD21,652	$21,878
	Fannie Mae Pool #FM2675 4.00% 6/1/2049[7]	5,089	4,768
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[7]	14,792	13,860
	Fannie Mae Pool #CA4819 4.00% 12/1/2049[7]	7,186	6,733
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]	192,212	174,371
	Fannie Mae Pool #CA5216 3.00% 2/1/2050[7]	14,126	12,402
	Fannie Mae Pool #CA5226 3.00% 2/1/2050[7]	5,791	5,084
	Fannie Mae Pool #FM2676 4.00% 3/1/2050[7]	4,928	4,618
	Fannie Mae Pool #FS3189 4.00% 4/1/2050[7]	34,030	31,915
	Fannie Mae Pool #CA6079 2.50% 6/1/2050[7]	18	15
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	28,866	25,515
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	11,479	10,050
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	6,631	5,838
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	3,829	3,353
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	1,072	939
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	10,547	9,194
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	5,699	5,036
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[7]	22,359	19,758
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	7,051	6,170
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[7]	1,000	829
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	11,341	9,927
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	14,330	12,438
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	1,758	1,530
	Fannie Mae Pool #FM7556 3.50% 5/1/2051[7]	25	22
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	1,321	1,150
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	9,967	8,718
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	2,772	2,209
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[7]	38,298	33,371
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[7]	16,475	14,358
	Fannie Mae Pool #BU7607 2.50% 12/1/2051[7]	1,000	829
	Fannie Mae Pool #CB2414 3.00% 12/1/2051[7]	18,857	16,541
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	1,780	1,417
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[7]	18,825	17,157
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	866	688
	Fannie Mae Pool #CB3888 2.50% 2/1/2052[7]	37	31
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	12,274	10,755
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[7]	315	263
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]	46,393	40,361
	Fannie Mae Pool #BV6656 3.00% 3/1/2052[7]	35	30
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	24,888	22,415
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	1,540	1,223
	Fannie Mae Pool #BV3853 2.50% 4/1/2052[7]	1,386	1,154
	Fannie Mae Pool #BV4659 2.50% 4/1/2052[7]	473	394
	Fannie Mae Pool #BV7717 2.50% 4/1/2052[7]	452	377
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[7]	409	338
	Fannie Mae Pool #BV8463 2.50% 4/1/2052[7]	190	159
	Fannie Mae Pool #BV8126 2.50% 4/1/2052[7]	189	158
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[7]	351	293
	Fannie Mae Pool #FS2009 3.00% 5/1/2052[7]	41	35
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	2,596	2,402
	Fannie Mae Pool #MA4711 5.50% 7/1/2052[7]	47	47
	Fannie Mae Pool #BW5402 5.50% 7/1/2052[7]	42	41
	Fannie Mae Pool #CB4145 5.50% 7/1/2052[7]	42	41
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]	4,387	4,282
	Fannie Mae Pool #CB4418 5.50% 8/1/2052[7]	98	97
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[7]	54	55
	Fannie Mae Pool #CB4421 5.50% 8/1/2052[7]	29	29
	Fannie Mae Pool #BW9049 4.50% 9/1/2052[7]	127	121
	Fannie Mae Pool #BW7372 5.50% 9/1/2052[7]	91	91
	Fannie Mae Pool #BX1322 5.50% 9/1/2052[7]	58	57
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	2,310	1,833
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[7]	46	45
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	10,405	10,337
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	9,104	9,046
	Fannie Mae Pool #BX1223 5.50% 10/1/2052[7]	1,762	1,753
	Fannie Mae Pool #BX1488 5.50% 10/1/2052[7]	429	432
	Fannie Mae Pool #CB5020 5.50% 10/1/2052[7]	378	375

7	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9929 5.50% 10/1/2052[7]	USD50	$50
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[7]	33	34
	Fannie Mae Pool #BW9488 5.00% 11/1/2052[7]	445	432
	Fannie Mae Pool #BX4398 5.50% 11/1/2052[7]	922	928
	Fannie Mae Pool #BX1298 5.50% 11/1/2052[7]	99	98
	Fannie Mae Pool #BX3689 5.00% 12/1/2052[7]	27	26
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	14,212	14,118
	Fannie Mae Pool #BX3716 5.50% 12/1/2052[7]	507	504
	Fannie Mae Pool #BX3726 5.50% 12/1/2052[7]	393	390
	Fannie Mae Pool #BX2464 5.50% 12/1/2052[7]	229	228
	Fannie Mae Pool #BX2476 5.50% 12/1/2052[7]	32	32
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[7]	21,288	20,226
	Fannie Mae Pool #MA4868 5.00% 1/1/2053[7]	61	59
	Fannie Mae Pool #BX5626 5.50% 1/1/2053[7]	4,143	4,114
	Fannie Mae Pool #BX6633 5.50% 1/1/2053[7]	1,229	1,219
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[7]	33	33
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[7]	32	32
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[7]	43,635	43,962
	Fannie Mae Pool #BX4106 5.00% 2/1/2053[7]	462	451
	Fannie Mae Pool #FS3864 5.00% 2/1/2053[7]	23	22
	Fannie Mae Pool #BX5722 5.00% 2/1/2053[7]	22	21
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	23,146	22,962
	Fannie Mae Pool #BX4108 5.50% 2/1/2053[7]	245	243
	Fannie Mae Pool #BX7384 5.50% 2/1/2053[7]	108	107
	Fannie Mae Pool #BX6545 6.00% 2/1/2053[7]	33,842	34,117
	Fannie Mae Pool #BX4771 5.00% 3/1/2053[7]	356	346
	Fannie Mae Pool #BX6752 5.00% 3/1/2053[7]	247	240
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]	92	90
	Fannie Mae Pool #BX8385 5.00% 3/1/2053[7]	55	54
	Fannie Mae Pool #FS4152 5.50% 3/1/2053[7]	5,654	5,614
	Fannie Mae Pool #BX7555 5.50% 3/1/2053[7]	3,901	3,871
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,996	2,990
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	4,704	4,577
	Fannie Mae Pool #CB6599 5.00% 4/1/2053[7]	491	478
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[7]	94	92
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[7]	47,018	46,620
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[7]	25,166	25,340
	Fannie Mae Pool #BX8415 6.00% 4/1/2053[7]	1,120	1,131
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	548	506
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	2,811	2,738
	Fannie Mae Pool #BY2258 5.00% 5/1/2053[7]	224	218
	Fannie Mae Pool #BW5282 5.00% 5/1/2053[7]	185	180
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	33,642	33,360
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	92,433	93,071
	Fannie Mae Pool #BY3392 5.00% 6/1/2053[7]	37,160	36,149
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	36,335	35,352
	Fannie Mae Pool #BY6853 5.00% 6/1/2053[7]	542	527
	Fannie Mae Pool #BY3975 5.00% 6/1/2053[7]	385	375
	Fannie Mae Pool #BY2311 5.00% 6/1/2053[7]	114	111
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	141,010	139,819
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[7]	18,312	18,186
	Fannie Mae Pool #BY4218 5.50% 6/1/2053[7]	982	974
	Fannie Mae Pool #BY5242 5.50% 6/1/2053[7]	41	41
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[7]	53,417	53,785
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	36,130	36,415
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	21,666	21,908
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	16,321	16,445
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[7]	5,599	5,649
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	6,712	6,873
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	2,396	2,455
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	1,781	1,823
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	972	774
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	8,017	7,618
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	11,347	11,038
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	182,620	181,045
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[7]	29,199	29,401

Capital Income Builder	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5106 5.00% 8/1/2053[7]	USD119,861	$116,560
	Fannie Mae Pool #BX7614 5.00% 8/1/2053[7]	246	240
	Fannie Mae Pool #MA5108 6.00% 8/1/2053[7]	135,311	136,245
	Fannie Mae Pool #CB7018 4.00% 9/1/2053[7]	33	31
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[7]	1,358	1,346
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	106	106
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	2,631	2,649
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[7]	214,311	219,293
	Fannie Mae Pool #CB7139 6.50% 9/1/2053[7]	81,313	83,425
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	1,555	1,438
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	551	546
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	960	966
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]	2,510	2,564
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[7]	912	904
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	60,452	60,894
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]	4,128	4,238
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[7]	1,404	1,445
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	699	647
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]	3,423	3,521
	Fannie Mae Pool #MA5218 7.00% 12/1/2053[7]	29,295	30,458
	Fannie Mae Pool #CB8089 7.00% 12/1/2053[7]	6,000	6,238
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	20,925	21,421
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	1,447	1,489
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	190	188
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[7]	2,010	2,023
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,043	5,003
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[7]	2,020	2,014
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	734	745
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	7	7
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	2	2
	Fannie Mae Pool #MA5298 7.00% 3/1/2054[7]	46,925	48,789
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	2,543	2,526
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	8,981	9,172
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]	3,006	3,070
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	3,860	3,920
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	1,401	1,411
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	451	455
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	389	395
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,176	1,169
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	295	294
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	5,534	5,605
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	4,698	4,730
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	3,659	3,706
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	2,898	2,940
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	2,671	2,705
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	884	890
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	329	333
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[7]	218	224
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	153	156
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[7]	84	86
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	27	27
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	8,821	8,880
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	1,365	1,383
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	1,143	1,154
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	714	721
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[7]	662	666
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	548	556
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	170	172
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	141	143
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	124	126
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	1,671	1,716
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	77	79
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[7]	309	306
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[7]	89	89
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[7]	52	52
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	1,881	1,908
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[7]	154	156

9	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[7]	USD11	$11
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[7]	3,101	3,015
	Fannie Mae Pool #BU5049 6.50% 10/1/2054[7]	1,672	1,725
	Fannie Mae Pool #MA5500 7.00% 10/1/2054[7]	139	145
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	7,465	7,426
	Fannie Mae Pool #MA5547 7.00% 11/1/2054[7]	373	387
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[7]	425	394
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	33,277	33,996
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[7]	27,273	24,257
	Fannie Mae Pool #BF0339 5.00% 1/1/2059[7]	31,036	30,600
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	22,241	22,282
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[7]	64,534	57,314
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	51,196	49,126
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	22,668	19,187
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[7]	17,041	14,416
	Fannie Mae Pool #BF0647 3.00% 6/1/2062[7]	18,980	16,155
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[7]	8,544	7,227
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[7]	36,497	32,091
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[7]	3,847	3,382
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[7]	672	617
	Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[7]	124	124
	Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.251% 7/25/2036[7,8]	412	407
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[7]	17	17
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	33	34
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,8]	2,353	2,273
	Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[7]	160	152
	Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[7]	387	328
	Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[7]	52	45
	Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[7]	91	81
	Freddie Mac Pool #ZK3460 3.50% 8/1/2026[7]	8	7
	Freddie Mac Pool #RD5008 3.50% 9/1/2029[7]	87	85
	Freddie Mac Pool #ZS7148 3.50% 4/1/2030[7]	5	5
	Freddie Mac Pool #V62089 3.50% 6/1/2033[7]	199	192
	Freddie Mac Pool #ZS8716 3.50% 9/1/2033[7]	155	150
	Freddie Mac Pool #G18723 3.50% 2/1/2034[7]	2,506	2,428
	Freddie Mac Pool #ZT1799 3.50% 3/1/2034[7]	364	351
	Freddie Mac Pool #QN3000 1.50% 8/1/2035[7]	176	153
	Freddie Mac Pool #ZA2505 3.50% 5/1/2038[7]	243	230
	Freddie Mac Pool #A76884 5.00% 5/1/2038[7]	147	147
	Freddie Mac Pool #G04697 5.50% 9/1/2038[7]	675	682
	Freddie Mac Pool #SC0297 5.50% 10/1/2038[7]	13	13
	Freddie Mac Pool #A87873 5.00% 8/1/2039[7]	2,622	2,618
	Freddie Mac Pool #G06789 6.00% 5/1/2040[7]	29	30
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	1,720	1,457
	Freddie Mac Pool #G06061 4.00% 10/1/2040[7]	425	405
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	11,001	9,289
	Freddie Mac Pool #Q00232 4.50% 4/1/2041[7]	3,838	3,760
	Freddie Mac Pool #Q00850 4.50% 5/1/2041[7]	135	132
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	5,265	4,439
	Freddie Mac Pool #G06841 5.50% 6/1/2041[7]	1,320	1,333
	Freddie Mac Pool #G08456 5.00% 7/1/2041[7]	92	92
	Freddie Mac Pool #G60546 4.00% 12/1/2042[7]	3,461	3,303
	Freddie Mac Pool #Q21442 4.50% 8/1/2043[7]	288	279
	Freddie Mac Pool #760014 3.206% 8/1/2045[7,8]	479	473
	Freddie Mac Pool #G60138 3.50% 8/1/2045[7]	12,570	11,584
	Freddie Mac Pool #G60279 4.00% 10/1/2045[7]	3,555	3,350
	Freddie Mac Pool #Q41088 4.00% 6/1/2046[7]	8,185	7,710
	Freddie Mac Pool #Q41905 4.00% 7/1/2046[7]	2,989	2,815
	Freddie Mac Pool #Q42626 4.00% 8/1/2046[7]	3,151	2,968
	Freddie Mac Pool #T65389 3.50% 9/1/2046[7]	48	43
	Freddie Mac Pool #Q44227 4.00% 9/1/2046[7]	771	725
	Freddie Mac Pool #Q49716 4.50% 8/1/2047[7]	335	323
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[7]	2,364	2,145
	Freddie Mac Pool #K39018 6.50% 10/1/2047[7]	48	48
	Freddie Mac Pool #G08793 4.00% 12/1/2047[7]	14,443	13,550
	Freddie Mac Pool #Q52596 4.50% 12/1/2047[7]	281	271

Capital Income Builder	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	USD736	$690
	Freddie Mac Pool #Q55986 4.50% 5/1/2048[7]	5,152	4,971
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	125,786	121,977
	Freddie Mac Pool #QA5741 3.00% 12/1/2049[7]	2,711	2,381
	Freddie Mac Pool #QA5125 3.50% 12/1/2049[7]	1,193	1,084
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	1,145	1,003
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	12,335	10,784
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[7]	7,584	6,597
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[7]	1,000	829
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	7,211	6,275
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	2,241	1,784
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	8,365	7,279
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	845	673
	Freddie Mac Pool #SD7551 3.00% 1/1/2052[7]	63,244	55,308
	Freddie Mac Pool #RA6531 3.50% 1/1/2052[7]	25	23
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[7]	1,012	838
	Freddie Mac Pool #QE0849 2.50% 2/1/2052[7]	164	136
	Freddie Mac Pool #RA6805 3.00% 2/1/2052[7]	13,479	11,707
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	1,741	1,385
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[7]	971	773
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	89	71
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[7]	982	819
	Freddie Mac Pool #SD8205 2.50% 4/1/2052[7]	70	58
	Freddie Mac Pool #QE1130 4.00% 4/1/2052[7]	182	169
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[7]	149	138
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[7]	50	41
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	72,573	62,558
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	36,703	31,665
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	71,379	67,894
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	17,699	15,269
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	773	673
	Freddie Mac Pool #SD8251 5.50% 8/1/2052[7]	45	44
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]	9,621	8,297
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	15,725	15,222
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]	51,149	49,841
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	2,939	2,867
	Freddie Mac Pool #QE8785 5.50% 9/1/2052[7]	2,196	2,179
	Freddie Mac Pool #SD1831 5.50% 10/1/2052[7]	2,191	2,180
	Freddie Mac Pool #QF1113 5.50% 10/1/2052[7]	1,571	1,565
	Freddie Mac Pool #QF3150 5.50% 10/1/2052[7]	1,249	1,250
	Freddie Mac Pool #QF1433 5.50% 10/1/2052[7]	36	36
	Freddie Mac Pool #QF4229 5.00% 11/1/2052[7]	871	847
	Freddie Mac Pool #QF4983 5.00% 11/1/2052[7]	67	65
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	31,793	31,566
	Freddie Mac Pool #QF3380 5.50% 11/1/2052[7]	3,880	3,860
	Freddie Mac Pool #QF2409 5.50% 11/1/2052[7]	1,920	1,911
	Freddie Mac Pool #QF2472 5.50% 11/1/2052[7]	1,197	1,191
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[7]	22	22
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]	2,434	2,100
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]	17,941	17,064
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	21,520	20,952
	Freddie Mac Pool #QF4765 5.00% 12/1/2052[7]	45	44
	Freddie Mac Pool #QF6034 5.50% 12/1/2052[7]	98	98
	Freddie Mac Pool #QF4188 5.50% 12/1/2052[7]	90	90
	Freddie Mac Pool #QF6796 5.50% 1/1/2053[7]	154	153
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	4,028	3,725
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[7]	572	556
	Freddie Mac Pool #QF7811 5.00% 2/1/2053[7]	127	124
	Freddie Mac Pool #QF7483 5.50% 2/1/2053[7]	11,077	10,991
	Freddie Mac Pool #QF7073 5.50% 2/1/2053[7]	4,146	4,116
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[7]	3,571	3,544
	Freddie Mac Pool #QF9106 5.50% 2/1/2053[7]	1,047	1,038
	Freddie Mac Pool #SD2402 6.00% 2/1/2053[7]	16,237	16,501
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[7]	79	80
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	798	738
	Freddie Mac Pool #QF9075 5.00% 3/1/2053[7]	454	441
	Freddie Mac Pool #QF8333 5.00% 3/1/2053[7]	220	214

11	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF8351 5.50% 3/1/2053[7]	USD2,918	$2,899
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[7]	331	328
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	4,462	4,346
	Freddie Mac Pool #QG3296 5.00% 4/1/2053[7]	552	537
	Freddie Mac Pool #QG0978 5.00% 4/1/2053[7]	490	477
	Freddie Mac Pool #QG0650 5.00% 4/1/2053[7]	65	63
	Freddie Mac Pool #QG0159 5.00% 4/1/2053[7]	58	57
	Freddie Mac Pool #QG1385 5.00% 4/1/2053[7]	43	42
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	48,089	47,672
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[7]	11,465	11,382
	Freddie Mac Pool #QG0657 5.50% 4/1/2053[7]	3,488	3,461
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[7]	3,910	3,805
	Freddie Mac Pool #SD3236 5.00% 5/1/2053[7]	477	464
	Freddie Mac Pool #QG1997 5.00% 5/1/2053[7]	392	382
	Freddie Mac Pool #QG1876 5.00% 5/1/2053[7]	79	77
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7,9]	243,098	241,065
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[7]	1,290	1,280
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[7]	207,780	209,278
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[7]	822	831
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[7]	2,541	2,623
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	1,546	1,505
	Freddie Mac Pool #QG5481 5.00% 6/1/2053[7]	279	271
	Freddie Mac Pool #QG4328 5.00% 6/1/2053[7]	89	86
	Freddie Mac Pool #QG5286 5.00% 6/1/2053[7]	63	61
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	100,682	99,862
	Freddie Mac Pool #SD3505 6.00% 6/1/2053[7]	37,242	37,499
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]	9,758	9,846
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[7]	7,473	7,573
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[7]	6,966	7,054
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[7]	4,792	4,825
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[7]	3,333	3,426
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	5,263	5,379
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	4,755	4,864
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	4,266	4,405
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	4,232	4,376
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	3,019	3,130
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	2,268	2,341
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	1,656	1,696
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	1,225	1,281
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	918	893
	Freddie Mac Pool #QG6844 5.00% 7/1/2053[7]	251	244
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	216	214
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[7]	11,724	11,805
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	352	358
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[7]	166	167
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	1,873	1,857
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[7,9]	234,913	240,333
	Freddie Mac Pool #RA9865 6.50% 9/1/2053[7]	49,303	50,719
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	20,072	19,900
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	355	358
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]	126,406	129,277
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	71,134	69,175
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	1,473	1,460
	Freddie Mac Pool #QH3557 6.50% 11/1/2053[7]	3,463	3,562
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	483	496
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[7]	7,008	7,063
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[7]	4,771	4,809
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	548	561
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[7]	23	24
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	347	344
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	4,988	5,022
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	13,389	13,270
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,433	1,426
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,082	1,073
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	3,610	3,658
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	198	200
	Freddie Mac Pool #SD5373 7.00% 4/1/2054[7]	546	568

Capital Income Builder	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]	USD26,130	$26,060
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	266	270
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	533	492
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	7,207	7,014
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	909	905
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[7]	510	521
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[7]	95	97
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[7]	36	37
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	575	572
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	7,869	8,024
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	5,663	5,741
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	5,383	5,453
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	4,363	4,393
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	2,226	2,253
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	1,506	1,527
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[7]	636	642
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	380	384
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[7]	375	384
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[7]	151	154
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[7]	123	127
	Freddie Mac Pool #SD5853 7.00% 7/1/2054[7]	133	138
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[7]	2,003	1,987
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[7]	1,374	1,368
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[7]	1,365	1,356
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[7]	1,149	1,142
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[7]	459	457
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[7]	205	204
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[7]	30	30
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	5,219	5,254
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[7]	2,074	2,101
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	1,915	1,943
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	1,666	1,682
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	1,326	1,345
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	1,262	1,277
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	862	874
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	557	561
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	1,427	1,470
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	38	39
	Freddie Mac Pool #SD8456 7.00% 8/1/2054[7]	15,582	16,198
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[7]	29,677	29,436
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[7]	12,317	12,284
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[7]	10,906	10,841
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[7]	601	595
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[7]	41,917	42,431
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	2,938	2,974
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	1,636	1,660
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	1,553	1,573
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	1,396	1,418
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	953	962
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[7]	2,051	2,108
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[7]	1,697	1,737
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[7]	1,122	1,149
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[7]	628	642
	Freddie Mac Pool #RJ2625 5.50% 10/1/2054[7]	247	246
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[7]	465	476
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	99	101
	Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[7]	277	278
	Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[7]	2,000	1,708
	Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[7]	11,250	11,129
	Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[7]	3,492	3,406
	Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,8]	4,390	4,268
	Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[7]	4,360	4,216
	Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[7]	4,810	4,649
	Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[7]	2,350	2,273
	Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,8]	8,860	8,552
	Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[7]	750	775
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	13,801	13,566

13	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[7]	USD17	$16
	Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[7]	37	32
	Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[7]	547	432
	Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[7]	207	184
	Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[7]	372	309
	Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[7]	69	61
	Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[7]	61	52
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[7]	7,826	6,786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[7]	1,569	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	7,611	7,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	7,326	6,890
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[7]	8,320	7,067
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	12,079	10,797
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	6,858	6,142
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[7]	12,175	11,640
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	9,904	9,498
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	8,499	7,544
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	3,954	3,500
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	1,113	1,063
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[7]	3,325	2,943
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	2,044	1,812
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	25,285	23,436
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[7]	545	525
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	31,754	29,593
	Government National Mortgage Assn. 3.50% 11/1/2054[7,10]	500	452
	Government National Mortgage Assn. 4.50% 11/1/2054[7,10]	1,400	1,336
	Government National Mortgage Assn. 5.00% 11/1/2054[7,10]	2,450	2,393
	Government National Mortgage Assn. 5.50% 11/1/2054[7,10]	732	728
	Government National Mortgage Assn. 5.50% 12/1/2054[7,10]	1,167	1,159
	Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[7]	378	369
	Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[7]	69	71
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[7]	663	696
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[7]	842	859
	Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[7]	609	599
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[7]	818	828
	Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[7]	337	348
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[7]	835	810
	Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[7]	906	883
	Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[7]	1,262	1,230
	Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[7]	3,578	3,267
	Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[7]	341	338
	Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[7]	83	83
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	462	447
	Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[7]	782	757
	Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[7]	958	946
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	1,677	1,622
	Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[7]	9,641	9,535
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[7]	5,957	5,910
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[7]	768	694
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[7]	229	207

Capital Income Builder	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	USD252,690	$235,558
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	24,523	22,845
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[7]	17,955	16,727
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]	11,678	10,879
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	16,923	16,562
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	11,367	10,860
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]	92,468	90,479
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	7,082	6,597
	Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[7]	10	10
	Government National Mortgage Assn. Pool #795485 4.651% 7/20/2062[7]	8	7
	Government National Mortgage Assn. Pool #AG8088 4.778% 3/20/2064[7]	1	1
	Government National Mortgage Assn. Pool #AG8117 4.913% 4/20/2064[7]	2	2
	Government National Mortgage Assn. Pool #AG8193 4.848% 9/20/2064[7]	1	1
	Government National Mortgage Assn. Pool #AG8207 4.777% 11/20/2064[7]	1	1
	Government National Mortgage Assn. Pool #AG8244 4.777% 1/20/2065[7]	1	1
	Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[7]	290	255
	Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[7]	305	250
	Uniform Mortgage-Backed Security 2.50% 11/1/2039[7,10]	85,957	78,483
	Uniform Mortgage-Backed Security 2.50% 10/1/2054[7,10]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.00% 11/1/2054[7,10]	7,345	5,823
	Uniform Mortgage-Backed Security 2.50% 11/1/2054[7,10]	7,234	5,986
	Uniform Mortgage-Backed Security 3.00% 11/1/2054[7,10]	1	1
	Uniform Mortgage-Backed Security 3.50% 11/1/2054[7,10]	55,062	49,232
	Uniform Mortgage-Backed Security 4.00% 11/1/2054[7,10]	26,239	24,245
	Uniform Mortgage-Backed Security 4.50% 11/1/2054[7,10]	47,509	45,108
	Uniform Mortgage-Backed Security 5.00% 11/1/2054[7,10]	16,845	16,370
	Uniform Mortgage-Backed Security 5.50% 11/1/2054[7,10]	5,945	5,889
	Uniform Mortgage-Backed Security 6.00% 11/1/2054[7,10]	7,000	7,046
	Uniform Mortgage-Backed Security 6.50% 11/1/2054[7,10]	5,816	5,937
	Uniform Mortgage-Backed Security 3.50% 12/1/2054[7,10]	16,566	14,813
	Uniform Mortgage-Backed Security 4.50% 12/1/2054[7,10]	11,936	11,330
	Uniform Mortgage-Backed Security 6.50% 12/1/2054[7,10]	21,197	21,633
	Uniform Mortgage-Backed Security 7.00% 12/1/2054[7,10]	296,383	306,895
			6,450,052

Commercial mortgage-backed securities 0.41%
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.496% 7/15/2041[1,7,8]	447	448
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class A5, 5.053% 9/15/2034[7]	9,461	9,418
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[7,8]	5,216	5,180
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[7]	637	652
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[7]	1,718	1,790
	Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[7]	6,364	6,542
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[7,8]	652	681
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	504	522
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[7,8]	69	71
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[7]	993	1,038
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[7]	291	297
	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[7,8]	999	1,027
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[7,8]	132	136
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[7,8]	224	224
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[7,8]	193	198
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.176% 6/15/2041[1,7,8]	1,996	1,999
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.725% 8/15/2041[1,7,8]	4,000	4,024
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.34%) 7.144% 8/15/2041[1,7,8]	1,000	1,002
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.643% 8/15/2041[1,7,8]	2,000	2,006
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.702% 4/15/2037[1,7,8]	31,327	31,517
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 6.228% 11/15/2026[1,7,8]	2,689	2,692

15	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.919% 6/15/2027[1,7,8]	USD31,020	$31,243
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.246% 4/15/2029[1,7,8]	2,887	2,891
	BX Trust, Series 24-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 6.295% 7/15/2029[1,7,8]	750	752
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.345% 5/15/2034[1,7,8]	442	443
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.618% 9/15/2036[1,7,8]	55,444	55,160
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.817% 10/15/2036[1,7,8]	26,562	26,404
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.564% 10/15/2036[1,7,8]	3,984	3,956
	BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 6.814% 10/15/2036[1,7,8]	1,380	1,373
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.295% 4/15/2037[1,7,8]	11,237	11,247
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.588% 6/15/2038[1,7,8]	10,167	10,126
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.018% 6/15/2038[1,7,8]	862	856
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.318% 6/15/2038[1,7,8]	3,272	3,252
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.168% 11/15/2038[1,7,8]	1,739	1,731
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.418% 11/15/2038[1,7,8]	342	341
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.768% 11/15/2038[1,7,8]	977	973
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.495% 8/15/2039[1,7,8]	5,878	5,897
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.255% 8/15/2039[1,7,8]	7,676	7,705
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	3,613	3,594
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.695% 7/15/2041[1,7,8]	1,135	1,138
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,7,8]	1,475	1,478
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]	22,540	22,989
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	52,520	53,859
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,7,8]	1,031	1,042
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,7,8]	680	702
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]	4,599	4,651
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	4,579	4,630
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	880	890
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.998% 7/15/2038[1,7,8]	9,329	9,336
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.618% 7/15/2038[1,7,8]	1,068	1,069
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.168% 7/15/2038[1,7,8]	1,118	1,121
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]	3,231	3,363
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.615% 8/15/2039[1,7,8]	4,000	4,011
	FS Trust, Series 2024-HULA, Class D, (1-month USD CME Term SOFR + 2.94%) 7.743% 8/15/2039[1,7,8]	1,000	1,004
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.495% 5/15/2041[1,7,8]	3,164	3,172
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,7,8]	3,831	3,809
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.251% 5/17/2038[1,7,8]	35,000	34,965
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.404% 5/15/2037[1,7,8]	1,500	1,501
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,7,8]	591	596

Capital Income Builder	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,7]	USD871	$772
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,7,8]	219	192
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 6.343% 11/15/2039[1,7,8]	1,151	1,151
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.857% 11/25/2053[1,7,8]	309	324
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.357% 11/25/2053[1,7,8]	1,350	1,524
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.196% 5/15/2039[1,7,8]	2,832	2,820
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.545% 5/15/2039[1,7,8]	486	482
	SHR Trust, Series 2024-LXRY, Class A, (1-month USD CME Term SOFR + 1.95%) 6.754% 10/15/2041[1,7,8]	3,000	3,010
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.649% 11/15/2038[1,7,8]	34,504	34,377
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.247% 11/15/2038[1,7,8]	993	985
			440,371

Collateralized mortgage-backed obligations (privately originated) 0.22%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[1,7,11]	2,417	2,419
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	10,067	8,836
	Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.809% 1/25/2034[7,8]	281	220
	BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[1,7,11]	1,130	1,134
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,7,11]	3,002	2,964
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,7,8]	675	654
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,7,8]	192	189
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]	424	416
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]	2,047	1,980
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,7]	1,130	1,097
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	14,094	13,094
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[1,7,11]	975	974
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.757% 6/25/2043[1,7,8]	11,270	11,394
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.957% 5/25/2044[1,7,8]	258	258
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[7]	78	79
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[7]	67	70
	CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[7]	63	63
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,7]	7,301	8,112
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.857% 4/25/2042[1,7,8]	4,613	4,667
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.007% 9/25/2042[1,7,8]	1,560	1,576
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.557% 9/25/2042[1,7,8]	5,838	6,158
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 6.027% 10/25/2044[1,7,8]	793	795
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 6.077% 10/25/2044[1,7,8]	863	865
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,11]	155	156
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]	9,146	8,935
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,7,11]	13,467	13,620
	JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051[1,7,8]	729	672

17	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051[1,7,8]	USD772	$708
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[1,7,8]	442	442
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,11]	13,756	13,624
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,11]	1,695	1,693
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,7,11]	6,973	6,965
	Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,8]	69	68
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,11]	335	338
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,7,11]	354	349
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,7,11]	8,404	8,453
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,11]	7,644	7,706
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,11]	591	596
	Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[1,7,11]	3,419	3,114
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,7]	15,026	13,962
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]	2,671	2,443
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	929	922
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.042% 5/25/2055[1,7,8]	400	391
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,7,8]	1,424	1,392
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.452% 2/25/2057[1,7,8]	175	181
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,8]	387	375
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	58	58
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	539	525
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,7,8]	1,284	1,260
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	615	603
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	172	169
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]	54,418	48,725
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.16% 7/25/2065[1,7,8]	388	383
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	6,473	6,327
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]	19,490	18,581
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]	944	934
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,7]	2,684	2,668
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,11]	241	243
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 09/25/2069 (6.218% on 10/01/2028)[1,7,11]	807	812
			236,407
	Total mortgage-backed obligations		7,126,830
U.S. Treasury bonds & notes 5.51%
U.S. Treasury 5.51%
	U.S. Treasury 7.50% 11/15/2024[9]	331,274	331,702
	U.S. Treasury 4.50% 11/30/2024	23,500	23,494
	U.S. Treasury 4.25% 12/31/2024	500	500
	U.S. Treasury 7.625% 2/15/2025[9]	250,000	252,361
	U.S. Treasury 4.25% 5/31/2025	5,000	4,995
	U.S. Treasury 3.00% 7/15/2025	45,000	44,604
	U.S. Treasury 4.75% 7/31/2025	2,000	2,005
	U.S. Treasury 6.875% 8/15/2025	145,145	148,487
	U.S. Treasury 4.50% 11/15/2025	15,350	15,378
	U.S. Treasury 4.00% 12/15/2025	90,000	89,730
	U.S. Treasury 3.875% 1/15/2026	6,500	6,472
	U.S. Treasury 4.25% 1/31/2026	182,000	181,977
	U.S. Treasury 4.00% 2/15/2026	10,000	9,970
	U.S. Treasury 6.00% 2/15/2026	206,000	210,836
	U.S. Treasury 4.375% 7/31/2026	875,000	877,700
	U.S. Treasury 6.75% 8/15/2026	35,000	36,627
	U.S. Treasury 4.625% 9/15/2026	42,602	42,948
	U.S. Treasury 4.625% 10/15/2026	25,100	25,316
	U.S. Treasury 4.625% 11/15/2026	3,000	3,027
	U.S. Treasury 6.50% 11/15/2026	178,000	187,129

Capital Income Builder	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 1/15/2027	USD1,016	$1,013
	U.S. Treasury 2.25% 2/15/2027	75	72
	U.S. Treasury 6.625% 2/15/2027	65,000	68,816
	U.S. Treasury 2.625% 5/31/2027	6,500	6,264
	U.S. Treasury 2.75% 7/31/2027	400,000	385,812
	U.S. Treasury 3.75% 8/15/2027	353,000	349,567
	U.S. Treasury 6.375% 8/15/2027	54,937	58,250
	U.S. Treasury 3.375% 9/15/2027	894	876
	U.S. Treasury 3.875% 10/15/2027	485	482
	U.S. Treasury 6.125% 11/15/2027[9]	296,294	313,307
	U.S. Treasury 3.875% 12/31/2027	123,463	122,556
	U.S. Treasury 4.125% 7/31/2028	207,000	206,770
	U.S. Treasury 2.875% 8/15/2028	148,319	141,726
	U.S. Treasury 4.00% 1/31/2029	10,733	10,667
	U.S. Treasury 4.50% 5/31/2029	325,100	329,862
	U.S. Treasury 3.625% 8/31/2029	11,047	10,801
	U.S. Treasury 3.50% 9/30/2029	1,525	1,482
	U.S. Treasury 6.25% 5/15/2030	198,563	218,792
	U.S. Treasury 4.25% 6/30/2031	20,000	20,031
	U.S. Treasury 3.75% 8/31/2031	8,283	8,052
	U.S. Treasury 1.875% 2/15/2032	100,000	85,269
	U.S. Treasury 2.875% 5/15/2032	278,476	254,055
	U.S. Treasury 3.875% 8/15/2034	69,985	67,716
	U.S. Treasury 4.50% 8/15/2039	25,000	25,225
	U.S. Treasury 4.75% 2/15/2041[9]	136,000	140,728
	U.S. Treasury 4.00% 11/15/2042	12,950	12,078
	U.S. Treasury 4.75% 11/15/2043	27,016	27,660
	U.S. Treasury 4.625% 5/15/2044	27,000	27,139
	U.S. Treasury 4.125% 8/15/2044	21,122	19,828
	U.S. Treasury 3.00% 5/15/2047	108,296	83,625
	U.S. Treasury 3.00% 2/15/2049[9]	112,916	86,160
	U.S. Treasury 1.375% 8/15/2050[9]	38,101	19,709
	U.S. Treasury 2.00% 8/15/2051	37,789	22,884
	U.S. Treasury 2.25% 2/15/2052[9]	207,137	132,996
	U.S. Treasury 3.00% 8/15/2052[9]	136,283	103,374
	U.S. Treasury 4.00% 11/15/2052	19,585	17,994
	U.S. Treasury 4.75% 11/15/2053	60,200	62,758
	U.S. Treasury 4.625% 5/15/2054	22,252	22,770
	U.S. Treasury 4.25% 8/15/2054	3,000	2,886
	Total U.S. Treasury bonds & notes		5,965,310
Corporate bonds, notes & loans 2.57%
Financials 0.45%
	ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,809
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[11]	EUR2,000	2,340
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,11]	USD450	473
	AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[11]	EUR1,000	1,073
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[11]	1,345	1,629
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[11]	420	477
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[11]	3,000	3,307
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[11]	USD1,500	1,539
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	935	940
	Aon Corp. 3.90% 2/28/2052	3,000	2,311
	Athene Global Funding 4.86% 8/27/2026[1]	2,500	2,496
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	1,500	1,371
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[11]	950	981
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[11]	763	693
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	5,479	4,594
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	1,200	1,008
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[11]	2,524	2,562

19	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[11]	USD5,000	$4,483
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[11]	1,779	1,787
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,11]	1,410	1,484
	BlackRock Funding, Inc. 5.00% 3/14/2034	1,000	1,007
	BlackRock Funding, Inc. 5.25% 3/14/2054	2,055	2,025
	Block, Inc. 2.75% 6/1/2026	5,000	4,819
	Block, Inc. 6.50% 5/15/2032[1]	6,835	6,965
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	11,000	11,607
	Boost Newco Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.104% 1/31/2031[8,12]	3,000	3,003
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,11]	2,000	2,019
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,11]	3,500	3,683
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,11]	4,202	4,278
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,11]	2,325	2,396
	CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[11]	EUR2,000	2,303
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,11]	USD1,350	1,373
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,11]	925	949
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[11]	3,000	2,990
	Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[11]	1,272	1,253
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[11]	793	803
	Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[11]	700	727
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[11]	1,741	1,776
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[11]	599	604
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[11]	1,750	1,838
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[11]	4,069	4,191
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[11]	538	560
	Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,004
	Chubb INA Holdings, LLC 5.00% 3/15/2034	1,000	1,000
	Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,829
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[11]	1,350	1,359
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[11]	8,537	7,421
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[11]	1,721	1,833
	Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029)[11]	3,000	3,090
	Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034)[11]	2,000	2,122
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[11]	2,120	2,166
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[11]	495	500
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	6,700	5,962
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	3,525	2,943
	Corebridge Global Funding 5.35% 6/24/2026[1]	2,500	2,526
	Corebridge Global Funding 5.20% 6/24/2029[1]	3,000	3,023
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[1,11]	3,000	3,032
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	1,700	1,772
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[11]	2,968	3,130
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[11]	6,850	6,746
	Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[11]	2,000	2,099
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[11]	4,650	4,516
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[11]	EUR3,100	3,638
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[11]	8,502	9,693
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[11]	USD175	173
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[11]	1,337	1,289
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[11]	4,774	5,038
	Goldman Sachs Group, Inc. 2.60% 2/7/2030	1,594	1,425
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[11]	2,500	2,571
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[11]	8,164	8,060
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[11]	5,619	4,794

Capital Income Builder	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[11]	USD12,500	$10,919
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[11]	1,550	1,607
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[11]	2,000	1,999
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[11]	3,000	2,930
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[11]	61	44
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[11]	666	515
	Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029)[11]	3,000	3,153
	Goldman Sachs Group, Inc., Series Y, 6.125% junior subordinated perpetual bonds non-cumulative depositary (10-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 11/10/2034)[11]	2,000	1,989
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[11]	2,000	2,030
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[11]	6,000	5,901
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[11]	776	699
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	4,128	3,540
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[11]	2,000	2,120
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[11]	650	704
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	274	280
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[11]	4,000	4,001
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[11]	1,849	1,859
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[11]	4,850	4,937
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	768	760
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[11]	4,000	4,020
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[11]	2,128	2,113
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[11]	5,000	5,130
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[11]	4,000	4,014
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[11]	10,763	9,403
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[11]	1,300	1,397
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[11]	4,350	4,529
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[11]	2,116	2,129
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,11]	800	817
	Keybank National Assn. 4.70% 1/26/2026	3,000	2,990
	Lloyds Banking Group PLC 4.375% 3/22/2028	5,375	5,279
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[11]	2,000	2,027
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[11]	29	30
	Marsh & McLennan Companies, Inc. 5.00% 3/15/2035	1,636	1,630
	Marsh & McLennan Companies, Inc. 5.40% 3/15/2055	1,697	1,690
	Mastercard, Inc. 4.875% 5/9/2034	700	701
	Mastercard, Inc. 4.55% 1/15/2035	1,009	981
	Metropolitan Life Global Funding I 5.05% 6/11/2027[1]	3,000	3,041
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[11]	5,000	5,101
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[11]	1,100	1,106
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]	367	370
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[11]	2,667	2,739
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[11]	2,309	2,317
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[11]	1,340	1,354
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[11]	3,538	3,880
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[11]	2,037	2,118
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[11]	1,975	1,983
	Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[11]	2,000	2,038
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[11]	3,673	3,728
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[11]	500	493
	MSCI, Inc. 4.00% 11/15/2029[1]	5,000	4,743
	Nasdaq, Inc. 5.55% 2/15/2034	1,000	1,022
	National Australia Bank, Ltd. 5.181% 6/11/2034[1]	961	976
	Navient Corp. 6.75% 6/15/2026	2,000	2,040

21	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Navient Corp. 5.00% 3/15/2027	USD5,000	$4,920
	Navient Corp. 4.875% 3/15/2028	4,000	3,815
	Navient Corp. 9.375% 7/25/2030	690	752
	Navient Corp. 5.625% 8/1/2033	6,450	5,573
	New York Life Global Funding 4.55% 1/28/2033[1]	421	411
	Northwestern Mutual Global Funding 4.11% 9/12/2027[1]	3,000	2,972
	OneMain Finance Corp. 6.625% 5/15/2029	10,000	10,000
	OneMain Finance Corp. 7.50% 5/15/2031	2,335	2,390
	OneMain Finance Corp. 7.125% 11/15/2031	3,905	3,953
	Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,381
	Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[11]	EUR1,000	1,161
	Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[11]	2,000	2,201
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[11]	2,000	2,382
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[11]	1,090	1,314
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[11]	720	816
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[11]	USD950	971
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[11]	5,000	4,904
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[11]	3,000	3,152
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[11]	7,800	8,671
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[11]	46	47
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[11]	5,355	5,397
	Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027)[11]	3,000	2,985
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[11]	3,907	3,867
	Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[11]	EUR4,700	4,823
	Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027)[1,11]	USD1,000	950
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,11]	397	407
	SVB Financial Group, Series E, 4.70% junior subordinated perpetual depositary shares (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[11,13]	2,690	8
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[11]	1,968	2,000
	Synchrony Financial 2.875% 10/28/2031	1,250	1,044
	Synchrony Financial 7.25% 2/2/2033	1,500	1,537
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[11]	2,000	1,993
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[11]	3,862	3,835
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[11]	1,000	980
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[11]	840	864
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[11]	1,358	1,383
	U.S. Bancorp 3.15% 4/27/2027	4,000	3,874
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[11]	2,000	2,076
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[11]	4,150	4,018
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[11]	375	388
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[11]	1,600	1,641
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,11]	1,000	982
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,11]	3,500	3,656
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,11]	750	761
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,11]	3,500	3,575
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,11]	5,104	4,875
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,11]	4,000	4,273
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[11]	6,543	6,671
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[11]	10,000	8,888
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[11]	1,886	1,919
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[11]	3,785	4,091
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[11]	354	359
			488,102

Capital Income Builder	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 0.39%
	3R Lux SARL 9.75% 2/5/2031[1]	USD785	$813
	AI Candelaria (Spain), S.L.U. 7.50% 12/15/2028[1]	330	327
	AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[1]	1,495	1,208
	Antero Resources Corp. 7.625% 2/1/2029[1]	1,000	1,026
	Apache Corp. 4.25% 1/15/2030	16,930	15,954
	Apache Corp. 5.10% 9/1/2040	648	560
	Apache Corp. 5.25% 2/1/2042	427	370
	Apache Corp. 5.35% 7/1/2049	1,615	1,342
	Archrock Partners, LP 6.625% 9/1/2032[1]	1,105	1,111
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	1,000	991
	Baytex Energy Corp. 8.50% 4/30/2030[1]	275	280
	Baytex Energy Corp. 7.375% 3/15/2032[1]	2,080	2,021
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,543	2,614
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,171	3,274
	Cenovus Energy, Inc. 5.25% 6/15/2037	395	379
	Cenovus Energy, Inc. 5.40% 6/15/2047	2,910	2,705
	Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	964
	Cheniere Energy Partners, LP 5.95% 6/30/2033	2,000	2,058
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	3,070	3,018
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	2,515	2,602
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	1,225	1,288
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,210	1,269
	CNX Resources Corp. 7.25% 3/1/2032[1]	1,170	1,206
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[14]	262	250
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	3,538	3,715
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,280	2,253
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,395	1,354
	Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,021
	Diamondback Energy, Inc. 5.15% 1/30/2030	1,045	1,052
	Diamondback Energy, Inc. 5.40% 4/18/2034	2,992	2,988
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,698	1,651
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,123	1,089
	DT Midstream, Inc. 4.375% 6/15/2031[1]	4,000	3,683
	Ecopetrol SA 7.75% 2/1/2032	1,500	1,463
	Ecopetrol SA 8.875% 1/13/2033	1,440	1,480
	Ecopetrol SA 8.375% 1/19/2036	1,220	1,193
	Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,350
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	3,000	2,566
	Eni SpA 5.50% 5/15/2034[1]	2,910	2,927
	Eni SpA 5.95% 5/15/2054[1]	2,227	2,214
	Enterprise Products Operating, LLC 4.95% 2/15/2035	935	920
	EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,500	2,505
	EQM Midstream Partners, LP 4.125% 12/1/2026	2,000	1,958
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,046
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,255	1,285
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,290	2,206
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	1,005	1,021
	EQM Midstream Partners, LP 6.50% 7/15/2048	4,000	4,029
	EQT Corp. 7.00% 2/1/2030[11]	15,000	16,062
	Equinor ASA 3.625% 9/10/2028	13,165	12,778
	Equinor ASA 3.25% 11/18/2049	7,583	5,435
	Equinor ASA 3.70% 4/6/2050	500	389
	Expand Energy Corp. 5.50% 2/1/2026[1]	6,000	5,994
	Expand Energy Corp. 8.375% 9/15/2028	320	329
	Expand Energy Corp. 5.375% 2/1/2029	3,705	3,653
	Expand Energy Corp. 5.875% 2/1/2029[1]	5,420	5,418
	Expand Energy Corp. 5.375% 3/15/2030	975	960
	Expand Energy Corp. 4.75% 2/1/2032	550	517
	Exxon Mobil Corp. 2.61% 10/15/2030	20,000	17,924
	Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,468
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	500	501
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	445	448
	Harbour Energy PLC 5.50% 10/15/2026[1]	4,000	3,987
	Hess Midstream Operations, LP 5.625% 2/15/2026[1]	1,000	998
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	4,000	3,912
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	977
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	665	639

23	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	USD3,260	$3,112
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	427
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,813
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,045	1,093
	Hilcorp Energy I, LP 6.875% 5/15/2034[1]	2,000	1,916
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,000	1,001
	Kinder Morgan, Inc. 5.20% 6/1/2033	1,000	985
	Kinder Morgan, Inc. 5.40% 2/1/2034	1,000	997
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	2,655	2,714
	Kinetik Holdings, LP 5.875% 6/15/2030[1]	2,000	1,986
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	375	371
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,279
	Matador Resources Co. 6.875% 4/15/2028[1]	950	968
	Matador Resources Co. 6.50% 4/15/2032[1]	2,090	2,071
	Matador Resources Co. 6.25% 4/15/2033[1]	2,125	2,085
	MEG Energy Corp. 5.875% 2/1/2029[1]	4,000	3,925
	Modec Finance BV 7.84% 7/15/2026[3,15]	2,000	2,011
	Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,025
	Murphy Oil Corp. 6.00% 10/1/2032	810	780
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	2,000	1,779
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,000	1,002
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,120	1,158
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	1,530	1,448
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	9,000	8,988
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	9,985	9,257
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	3,465	2,896
	NGPL PipeCo, LLC 7.768% 12/15/2037[1]	2,000	2,271
	Noble Finance II, LLC 8.00% 4/15/2030[1]	4,200	4,260
	Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,157
	Occidental Petroleum Corp. 4.625% 6/15/2045	1,000	795
	Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,538
	Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,464
	Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	1,012
	ONEOK, Inc. 5.65% 11/1/2028	500	514
	ONEOK, Inc. 4.35% 3/15/2029	360	351
	ONEOK, Inc. 6.05% 9/1/2033	330	344
	ONEOK, Inc. 3.95% 3/1/2050	4,000	2,944
	ONEOK, Inc. 7.15% 1/15/2051	2,319	2,594
	ONEOK, Inc. 6.625% 9/1/2053	605	652
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	3,000	2,960
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	840	929
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	6,665	6,804
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	2,075	2,061
	Petroleos Mexicanos 4.25% 1/15/2025	11,500	11,443
	Petroleos Mexicanos 6.875% 10/16/2025	13,500	13,544
	Petroleos Mexicanos 4.50% 1/23/2026	3,532	3,440
	Petroleos Mexicanos 6.875% 8/4/2026	6,000	6,003
	Petroleos Mexicanos 6.50% 3/13/2027	4,000	3,928
	Petroleos Mexicanos 8.75% 6/2/2029	14,784	14,990
	Petroleos Mexicanos 6.84% 1/23/2030	1,853	1,712
	Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,525
	Petroleos Mexicanos 10.00% 2/7/2033	2,750	2,917
	Raizen Fuels Finance SA 6.45% 3/5/2034[1]	515	526
	Raizen Fuels Finance SA 6.95% 3/5/2054[1]	424	430
	Range Resources Corp. 4.75% 2/15/2030[1]	445	419
	Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	2,084	2,085
	Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	3,000	3,006
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	8,990	8,690
	Saudi Arabian Oil Co. 5.875% 7/17/2064[1]	4,250	4,094
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[1]	905	901
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[1]	1,026	1,010
	South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	6,344	6,271
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	4,316	4,275
	Sunoco, LP 6.00% 4/15/2027	1,000	1,002
	Sunoco, LP 7.00% 9/15/2028[1]	2,000	2,057
	Sunoco, LP 7.00% 5/1/2029[1]	1,215	1,254
	Sunoco, LP 4.50% 5/15/2029	1,700	1,618

Capital Income Builder	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 7.25% 5/1/2032[1]	USD1,080	$1,125
	Talos Production, Inc. 9.00% 2/1/2029[1]	235	242
	Talos Production, Inc. 9.375% 2/1/2031[1]	145	149
	Targa Resources Corp. 5.50% 2/15/2035	606	605
	TotalEnergies Capital SA 5.15% 4/5/2034	500	505
	TotalEnergies Capital SA 4.724% 9/10/2034	1,364	1,332
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	11,939	11,428
	TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 7.59% 5/16/2067[8]	1,000	929
	USA Compression Partners, LP 7.125% 3/15/2029[1]	1,020	1,040
	Vallourec SA 7.50% 4/15/2032[1]	1,685	1,767
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	3,000	2,768
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,161	3,233
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	3,485	3,179
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	5,000	4,347
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	4,240	4,386
	Western Midstream Operating, LP 3.10% 2/1/2025[11]	2,016	2,004
	Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,511
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	665	647
			424,062

Health care 0.32%
	AbbVie, Inc. 4.80% 3/15/2029	2,000	2,017
	AbbVie, Inc. 4.95% 3/15/2031	1,155	1,167
	AbbVie, Inc. 5.05% 3/15/2034	8,825	8,894
	AbbVie, Inc. 5.35% 3/15/2044	925	928
	AbbVie, Inc. 5.40% 3/15/2054	5,600	5,646
	AbbVie, Inc. 5.50% 3/15/2064	1,275	1,287
	Amgen, Inc. 5.507% 3/2/2026	2,000	2,000
	Amgen, Inc. 5.15% 3/2/2028	2,899	2,939
	Amgen, Inc. 4.05% 8/18/2029	750	728
	Amgen, Inc. 5.25% 3/2/2030	2,950	3,010
	Amgen, Inc. 4.20% 3/1/2033	8,000	7,527
	Amgen, Inc. 5.25% 3/2/2033	7,885	7,969
	Amgen, Inc. 5.60% 3/2/2043	6,000	6,010
	Amgen, Inc. 4.40% 5/1/2045	2,000	1,709
	Amgen, Inc. 4.875% 3/1/2053	4,893	4,389
	Amgen, Inc. 5.65% 3/2/2053	5,033	5,067
	Amgen, Inc. 5.75% 3/2/2063	4,743	4,754
	Astrazeneca Finance, LLC 4.875% 3/3/2028	3,000	3,032
	Astrazeneca Finance, LLC 4.90% 2/26/2031	625	632
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,325	3,351
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	8,000	7,861
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.035% 2/1/2027[8,12]	3,000	2,945
	Baxter International, Inc. 2.272% 12/1/2028	1,342	1,209
	Baxter International, Inc. 2.539% 2/1/2032	2,681	2,255
	Baxter International, Inc. 3.132% 12/1/2051	2,500	1,612
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	1,726	1,813
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	1,241	1,315
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,750	1,781
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,550	12,779
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	331
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,625	6,706
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,275	3,296
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	1,000	995
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	4,000	3,874
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.745% 2/22/2028[8,12]	576	577
	Centene Corp. 2.45% 7/15/2028	10,355	9,328
	Centene Corp. 3.375% 2/15/2030	5,344	4,795
	Centene Corp. 3.00% 10/15/2030	2,590	2,245
	Centene Corp. 2.625% 8/1/2031	3,950	3,289
	Cigna Group (The) 5.25% 2/15/2034	4,000	3,989
	Cigna Group (The) 4.80% 8/15/2038	1,000	927
	CVS Health Corp. 5.40% 6/1/2029	2,000	2,020
	CVS Health Corp. 5.25% 1/30/2031	2,000	1,988

25	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.55% 6/1/2031	USD2,017	$2,033
	CVS Health Corp. 5.25% 2/21/2033	650	639
	CVS Health Corp. 5.70% 6/1/2034	9,416	9,463
	CVS Health Corp. 6.00% 6/1/2044	10,000	9,830
	CVS Health Corp. 5.625% 2/21/2053	4,000	3,718
	CVS Health Corp. 5.875% 6/1/2053	533	513
	CVS Health Corp. 6.05% 6/1/2054	7,377	7,289
	CVS Health Corp. 6.00% 6/1/2063	410	397
	DaVita, Inc. 4.625% 6/1/2030[1]	1,000	921
	DaVita, Inc. 3.75% 2/15/2031[1]	1,000	870
	DaVita, Inc. 6.875% 9/1/2032[1]	2,000	2,012
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,525
	Elevance Health, Inc. 4.75% 2/15/2030	368	366
	Elevance Health, Inc. 4.95% 11/1/2031	2,594	2,576
	Elevance Health, Inc. 5.20% 2/15/2035	4,689	4,673
	Elevance Health, Inc. 5.70% 2/15/2055	1,130	1,137
	Gilead Sciences, Inc. 1.65% 10/1/2030	300	252
	Gilead Sciences, Inc. 5.25% 10/15/2033	350	357
	Gilead Sciences, Inc. 2.80% 10/1/2050	935	603
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,253	1,285
	HCA, Inc. 4.125% 6/15/2029	8,450	8,141
	Humana, Inc. 5.375% 4/15/2031	850	853
	Humana, Inc. 5.95% 3/15/2034	2,500	2,565
	Humana, Inc. 5.75% 4/15/2054	3,333	3,207
	IQVIA, Inc. 6.50% 5/15/2030[1]	3,000	3,084
	Johnson & Johnson 4.90% 6/1/2031	2,000	2,034
	Johnson & Johnson 4.95% 6/1/2034	1,294	1,324
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	3,000	2,882
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,309	1,262
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	6,096
	Medline Borrower, LP 6.25% 4/1/2029[1]	460	469
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.935% 10/23/2028[8,12]	3,000	3,003
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	6,000	5,763
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	5,000	4,437
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,000	1,910
	Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.535% 3/29/2029[8,12]	4,992	5,007
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,290	1,275
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,228	2,225
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,885	4,814
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,913
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,740	4,642
	Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	2,000	1,926
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,218	1,280
	Roche Holdings, Inc. 4.592% 9/9/2034[1]	3,853	3,763
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	569
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	810	831
	Tenet Healthcare Corp. 6.75% 5/15/2031	3,000	3,069
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	2,500	2,500
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,459
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	25,305	25,900
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,815	7,596
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,092
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,859
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	16,718	11,804
	UnitedHealth Group, Inc. 4.80% 1/15/2030	750	754
	UnitedHealth Group, Inc. 5.15% 7/15/2034	8,500	8,567
	UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,542
			348,862

Communication services 0.27%
	América Móvil, SAB de CV 4.70% 7/21/2032	2,500	2,426
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN147,200	6,196
	AT&T, Inc. 2.55% 12/1/2033	USD5,181	4,216
	AT&T, Inc. 3.50% 9/15/2053	1,227	856
	Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[1]	1,000	1,074

Capital Income Builder	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	CCO Holdings, LLC 5.125% 5/1/2027[1]	USD8,000	$7,839
	CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,812
	CCO Holdings, LLC 6.375% 9/1/2029[1]	1,525	1,511
	CCO Holdings, LLC 4.75% 3/1/2030[1]	1,475	1,343
	CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,531
	CCO Holdings, LLC 4.75% 2/1/2032[1]	3,000	2,597
	CCO Holdings, LLC 4.50% 6/1/2033[1]	22,425	18,671
	CCO Holdings, LLC 4.25% 1/15/2034[1]	21,575	17,257
	Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,838
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,500
	Charter Communications Operating, LLC 3.90% 6/1/2052	5,000	3,217
	Comcast Corp. 2.65% 2/1/2030	18,000	16,224
	Comcast Corp. 5.30% 6/1/2034	5,911	6,018
	Comcast Corp. 5.65% 6/1/2054	720	731
	Connect Finco SARL 9.00% 9/15/2029[1]	6,000	5,707
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	4,000	3,856
	Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,984
	DISH Network Corp. 11.75% 11/15/2027[1]	1,925	2,028
	Embarq Corp. 7.995% 6/1/2036	725	312
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	731	715
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	8,000	7,838
	Gray Television, Inc. 7.00% 5/15/2027[1]	5,000	4,870
	Gray Television, Inc. 10.50% 7/15/2029[1]	6,370	6,622
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.094% 6/4/2029[8,12]	1,626	1,581
	Meta Platforms, Inc. 4.30% 8/15/2029	800	794
	Meta Platforms, Inc. 4.75% 8/15/2034	5,339	5,283
	Meta Platforms, Inc. 4.45% 8/15/2052	5,500	4,835
	Meta Platforms, Inc. 5.40% 8/15/2054	3,090	3,106
	Meta Platforms, Inc. 5.55% 8/15/2064	3,000	3,043
	Netflix, Inc. 4.90% 8/15/2034	500	499
	Paramount Global 6.875% 4/30/2036	2,000	1,996
	Paramount Global 4.375% 3/15/2043	3,000	2,163
	Paramount Global 4.95% 5/19/2050	5,000	3,730
	SBA Tower Trust 1.631% 11/15/2026[1]	22,469	20,938
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,825	1,752
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	3,175	3,113
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	8,775	8,206
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	325	316
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	460	412
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,850	2,451
	T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,508
	T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,792
	T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,527
	T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,300
	T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,179
	T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,087
	T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,456
	T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	5,008
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,515	2,417
	Verizon Communications, Inc. 2.55% 3/21/2031	10,265	8,914
	Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,329
	Verizon Communications, Inc. 2.875% 11/20/2050	1,163	742
	Verizon Communications, Inc. 5.50% 2/23/2054	471	469
	Verizon Communications, Inc. 2.987% 10/30/2056	2,326	1,440
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,000	1,926
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	2,000	1,854
			290,955

Consumer discretionary 0.26%
	1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]	2,000	1,908
	Advance Auto Parts, Inc. 5.90% 3/9/2026	500	504
	Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,646
	Advance Auto Parts, Inc. 3.90% 4/15/2030	6,146	5,475
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,342	3,575
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,200	1,244
	American Honda Finance Corp. 5.05% 7/10/2031	500	502

27	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Bath & Body Works, Inc. 7.50% 6/15/2029	USD1,000	$1,033
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	2,000	2,029
	Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,678
	Carnival Corp. 6.00% 5/1/2029[1]	2,990	2,997
	Carnival Corp. 7.00% 8/15/2029[1]	8,965	9,383
	Carnival Corp. 10.50% 6/1/2030[1]	545	588
	Carnival Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.435% 8/8/2027[8,12]	2,672	2,683
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]	18,450	18,373
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[1]	858	863
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	2,266	2,285
	Ford Motor Co. 4.75% 1/15/2043	11,575	9,392
	Ford Motor Co. 5.291% 12/8/2046	12,290	10,759
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	21,580	21,389
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	17,381	17,339
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,740
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,010	1,972
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	204
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,249
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,618
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,039
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	19,230	19,019
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	919
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	207
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,850
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,035
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,812
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,686	1,686
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	278	294
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	1,148	1,169
	General Motors Financial Co., Inc. 5.80% 1/7/2029	750	768
	General Motors Financial Co., Inc. 4.90% 10/6/2029	603	595
	General Motors Financial Co., Inc. 5.45% 9/6/2034	4,016	3,955
	Genting New York, LLC 7.25% 10/1/2029[1]	990	1,006
	Grand Canyon University 4.375% 10/1/2026	2,250	2,252
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	840	840
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	1,000	989
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.435% 3/8/2030[8,12]	569	570
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	2,670	2,678
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,000	912
	Home Depot, Inc. 2.95% 6/15/2029	4,775	4,458
	Home Depot, Inc. 5.40% 6/25/2064	1,480	1,481
	Hyundai Capital America 5.45% 6/24/2026[1]	830	838
	Hyundai Capital America 5.275% 6/24/2027[1]	3,073	3,103
	Hyundai Capital America 4.30% 9/24/2027[1]	3,000	2,957
	Hyundai Capital America 6.10% 9/21/2028[1]	750	777
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,837
	McDonald’s Corp. 3.70% 1/30/2026	7,015	6,942
	McDonald’s Corp. 2.125% 3/1/2030	4,136	3,630
	McDonald’s Corp. 4.45% 3/1/2047	2,100	1,813
	McDonald’s Corp. 5.15% 9/9/2052	1,000	951
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	6,000	5,937
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	989
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	2,000	1,963
	Newell Brands, Inc. 6.375% 5/15/2030	2,330	2,346
	Newell Brands, Inc. 6.625% 5/15/2032	720	724
	Newell Brands, Inc., 6.875% 4/1/2036	455	453
	QVC, Inc. 4.45% 2/15/2025	2,000	1,986
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,773
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	7,555	7,529
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	3,325	3,347
	Sands China, Ltd. 5.125% 8/8/2025	8,000	7,985
	Sands China, Ltd. 5.40% 8/8/2028	500	498
	Sands China, Ltd. 2.85% 3/8/2029	10,000	8,974
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,215	1,117
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,250	2,025

Capital Income Builder	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Tapestry, Inc. 7.85% 11/27/2033	USD1,464	$1,496
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	2,000	1,905
	Wynn Macau, Ltd. 5.50% 1/15/2026[1]	3,000	2,968
	Wynn Macau, Ltd. 5.125% 12/15/2029[1]	1,000	930
	YUM! Brands, Inc. 4.75% 1/15/2030[1]	3,000	2,906
	YUM! Brands, Inc. 3.625% 3/15/2031	3,000	2,720
			280,381

Industrials 0.25%
	ADT Security Corp. 4.125% 8/1/2029[1]	1,000	936
	Ambipar Lux SARL 9.875% 2/6/2031[1]	649	664
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.935% 9/29/2031[8,12]	5,285	5,290
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	800	829
	Automatic Data Processing, Inc. 4.45% 9/9/2034	1,948	1,885
	Avis Budget Car Rental, LLC, Term Loan B, (3-month USD CME Term SOFR + 1.75%) 6.55% 8/6/2027[8,12]	5,969	5,946
	BAE Systems PLC 5.00% 3/26/2027[1]	3,000	3,020
	BAE Systems PLC 5.125% 3/26/2029[1]	678	685
	BAE Systems PLC 5.25% 3/26/2031[1]	346	352
	BAE Systems PLC 5.30% 3/26/2034[1]	2,699	2,731
	BAE Systems PLC 5.50% 3/26/2054[1]	575	581
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[11,16]	6,700	6,813
	Boeing Company (The) 4.875% 5/1/2025	4,500	4,490
	Boeing Company (The) 3.25% 2/1/2028	500	470
	Boeing Company (The) 6.298% 5/1/2029[1]	228	236
	Boeing Company (The) 5.15% 5/1/2030	4,221	4,168
	Boeing Company (The) 3.625% 2/1/2031	2,488	2,249
	Boeing Company (The) 6.388% 5/1/2031[1]	1,894	1,983
	Boeing Company (The) 3.60% 5/1/2034	5,000	4,208
	Boeing Company (The) 6.528% 5/1/2034[1]	44,591	47,034
	Boeing Company (The) 5.705% 5/1/2040	13,000	12,513
	Boeing Company (The) 5.805% 5/1/2050	9,304	8,782
	Boeing Company (The) 6.858% 5/1/2054[1]	1,581	1,696
	Boeing Company (The) 5.93% 5/1/2060	4,000	3,732
	Boeing Company (The) 7.008% 5/1/2064[1]	1,187	1,279
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	424	434
	Canadian Pacific Railway Co. 3.10% 12/2/2051	11,682	7,918
	Carrier Global Corp. 2.722% 2/15/2030	12,472	11,215
	Carrier Global Corp. 2.70% 2/15/2031	205	180
	Carrier Global Corp. 5.90% 3/15/2034	785	825
	Carrier Global Corp. 3.377% 4/5/2040	1,000	790
	Carrier Global Corp. 3.577% 4/5/2050	759	568
	Carrier Global Corp. 6.20% 3/15/2054	580	638
	CSX Corp. 2.40% 2/15/2030	6,636	5,926
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	3,000	2,927
	GFL Environmental, Inc. 5.125% 12/15/2026[1]	1,500	1,486
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	1,755	1,797
	Hertz Corp. (The) 12.625% 7/15/2029[1]	865	918
	Honeywell International, Inc. 4.50% 1/15/2034	350	341
	Honeywell International, Inc. 5.00% 3/1/2035	400	402
	Honeywell International, Inc. 5.25% 3/1/2054	300	300
	Howmet Aerospace, Inc. 5.90% 2/1/2027	1,000	1,025
	Howmet Aerospace, Inc. 6.75% 1/15/2028	2,000	2,120
	Howmet Aerospace, Inc. 5.95% 2/1/2037	1,607	1,698
	Icahn Enterprises, LP 6.25% 5/15/2026	3,000	2,951
	Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,798
	Icahn Enterprises, LP 9.75% 1/15/2029	2,000	2,001
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	1,140	1,161
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	455	456
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,087	2,110
	Moog, Inc. 4.25% 12/9/2027[1]	4,625	4,413
	Movida Europe SA 7.85% 4/11/2029[1]	2,500	2,372
	Norfolk Southern Corp. 4.45% 3/1/2033	447	433
	Norfolk Southern Corp. 5.35% 8/1/2054	5,721	5,638
	Otis Worldwide Corp. 2.056% 4/5/2025	15,629	15,437

29	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	USD1,000	$1,001
	Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,590
	Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,613
	RTX Corp. 3.125% 5/4/2027	12,375	11,932
	RTX Corp. 6.10% 3/15/2034	1,214	1,301
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,820
	SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.032% 10/20/2027[8,12]	736	751
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	15,000	16,196
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[8,12]	12,867	12,948
	United Airlines, Inc. 4.375% 4/15/2026[1]	1,080	1,062
	United Airlines, Inc. 4.625% 4/15/2029[1]	875	838
	United Rentals (North America), Inc. 5.50% 5/15/2027	1,000	999
	United Rentals (North America), Inc. 4.875% 1/15/2028	3,000	2,939
	Waste Management, Inc. 4.95% 3/15/2035	1,308	1,300
	XPO, Inc. 6.25% 6/1/2028[1]	3,000	3,051
			265,191

Utilities 0.24%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,495	1,595
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	1,057	934
	Alabama Power Co. 5.85% 11/15/2033	825	873
	Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,819	2,122
	Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	750	668
	AmeriGas Partners, LP 5.50% 5/20/2025	455	454
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,720
	Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,355
	Consumers Energy Co. 3.60% 8/15/2032	850	783
	Consumers Energy Co. 4.625% 5/15/2033	2,025	1,991
	Consumers Energy Co. 3.10% 8/15/2050	10,000	7,060
	DTE Electric Co. 3.65% 3/1/2052	1,500	1,140
	DTE Energy Co. 4.95% 7/1/2027	1,075	1,081
	Edison International 4.70% 8/15/2025	2,000	1,995
	Edison International 4.125% 3/15/2028	1,632	1,594
	Edison International 5.25% 11/15/2028	3,025	3,049
	Edison International 5.25% 3/15/2032	350	350
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[11]	3,000	2,927
	Electricité de France SA 4.50% 9/21/2028[1]	680	669
	Electricité de France SA 5.65% 4/22/2029[1]	600	616
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,11]	2,750	3,122
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11,16]	15,349	15,426
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,512
	Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	920	782
	Enel Finance International NV 5.125% 6/26/2029[1]	1,350	1,357
	Enfragen Energia Sur SA 5.375% 12/30/2030	800	692
	Entergy Louisiana, LLC 5.15% 9/15/2034	32	32
	Eversource Energy 5.50% 1/1/2034	3,025	3,048
	Exelon Corp. 4.45% 4/15/2046	8,115	6,924
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[1]	865	869
	FirstEnergy Corp. 2.05% 3/1/2025	502	497
	FirstEnergy Corp. 1.60% 1/15/2026	2,600	2,500
	FirstEnergy Corp. 2.65% 3/1/2030	1,393	1,238
	FirstEnergy Corp. 2.25% 9/1/2030	5,347	4,610
	FirstEnergy Corp. 3.40% 3/1/2050	2,000	1,407
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	25,785	25,188
	Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,131
	Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,358
	Georgia Power Co. 4.95% 5/17/2033	2,075	2,070
	Light Servicos De Eletricidade SA 4.375% 6/18/2026[13]	1,300	777
	MidAmerican Energy Co. 5.35% 1/15/2034	450	462
	MidAmerican Energy Co. 5.85% 9/15/2054	3,900	4,135
	Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,335
	Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	12,639
	Pacific Gas and Electric Co. 3.30% 3/15/2027	1,250	1,205

Capital Income Builder	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.00% 6/15/2028	USD676	$634
	Pacific Gas and Electric Co. 4.65% 8/1/2028	1,500	1,486
	Pacific Gas and Electric Co. 5.55% 5/15/2029	3,000	3,059
	Pacific Gas and Electric Co. 4.55% 7/1/2030	1,100	1,068
	Pacific Gas and Electric Co. 2.50% 2/1/2031	19,190	16,472
	Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,236
	Pacific Gas and Electric Co. 5.80% 5/15/2034	4,225	4,348
	Pacific Gas and Electric Co. 4.95% 7/1/2050	20,353	17,867
	Pacific Gas and Electric Co. 3.50% 8/1/2050	15,750	11,005
	Pacific Gas and Electric Co. 5.90% 10/1/2054	3,000	3,002
	PacifiCorp 5.45% 2/15/2034	1,850	1,864
	PacifiCorp 3.30% 3/15/2051	650	437
	PacifiCorp 5.35% 12/1/2053	2,650	2,504
	PacifiCorp 5.50% 5/15/2054	5,259	5,066
	PacifiCorp 5.80% 1/15/2055	6,675	6,683
	PG&E Corp. 5.00% 7/1/2028	4,595	4,485
	PG&E Corp. 5.25% 7/1/2030	6,890	6,720
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[11]	3,750	3,883
	Public Service Company of Colorado 5.35% 5/15/2034	1,877	1,912
	Public Service Company of Colorado 5.75% 5/15/2054	1,700	1,773
	Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,774
	Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,348
	Southern California Edison Co. 5.20% 6/1/2034	4,100	4,114
	Southern California Edison Co. 3.60% 2/1/2045	2,102	1,590
	Southern California Edison Co. 4.00% 4/1/2047	6,667	5,372
	Southern California Edison Co. 4.125% 3/1/2048	6,667	5,431
	Southern California Edison Co. 3.65% 2/1/2050	300	224
	Southern California Edison Co. 2.95% 2/1/2051	2,870	1,877
	Union Electric Co. 5.125% 3/15/2055	350	333
	Wisconsin Electric Power Co. 4.60% 10/1/2034	800	775
	Wisconsin Electric Power Co. 5.05% 10/1/2054	750	717
	Xcel Energy, Inc. 2.60% 12/1/2029	1,525	1,366
	Xcel Energy, Inc. 4.60% 6/1/2032	425	408
	Xcel Energy, Inc. 5.45% 8/15/2033	3,100	3,129
	Xcel Energy, Inc. 3.50% 12/1/2049	350	247
			257,501

Materials 0.11%
	Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,883
	Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[1]	530	529
	Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]	1,470	1,326
	Ball Corp. 6.00% 6/15/2029	2,000	2,034
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	664
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,323
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	806
	Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,590
	Braskem Netherlands Finance BV 4.50% 1/10/2028	600	563
	Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	740	767
	Braskem Netherlands Finance BV 8.50% 1/12/2031	400	415
	Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	2,668
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,270	1,232
	Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	575	574
	Celanese US Holdings, LLC 6.35% 11/15/2028	2,314	2,395
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,624	1,686
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,149	1,222
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	6,000	6,001
	Consolidated Energy Finance SA 6.50% 5/15/2026[1]	1,000	987
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	1,000	816
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,080	3,008
	Dow Chemical Co. (The) 5.15% 2/15/2034	584	581
	Dow Chemical Co. (The) 5.55% 11/30/2048	526	509
	Dow Chemical Co. (The) 6.90% 5/15/2053	231	263
	Dow Chemical Co. (The) 5.60% 2/15/2054	1,867	1,832
	Eastman Chemical Co. 5.625% 2/20/2034	1,324	1,338
	EIDP, Inc. 4.80% 5/15/2033	1,250	1,231
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	26,656	26,497

31	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]	USD2,500	$2,278
	Glatfelter Corp. 7.25% 11/15/2031[1]	2,000	1,985
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,228
	Methanex Corp. 5.125% 10/15/2027	3,000	2,922
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,000	1,008
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	4,075	4,182
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,370	1,444
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,000	982
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	6,500	5,928
	Novelis Corp. 3.25% 11/15/2026[1]	1,000	963
	Novelis Corp. 3.875% 8/15/2031[1]	1,000	879
	OCI NV 6.70% 3/16/2033[1]	5,195	5,185
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	1,525	1,494
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	3,500	3,602
	Sasol Financing USA, LLC 8.75% 5/3/2029[15]	750	772
	Sealed Air Corp. 6.125% 2/1/2028[1]	7,000	7,079
	Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,685
	Stillwater Mining Co. 4.00% 11/16/2026[15]	900	851
	Vale Overseas, Ltd. 6.40% 6/28/2054	708	712
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	2,000	2,082
			117,001

Consumer staples 0.10%
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,000	1,850
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	3,000	2,925
	Altria Group, Inc. 4.40% 2/14/2026	1,173	1,167
	Altria Group, Inc. 6.875% 11/1/2033	750	825
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	15,072
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	500	503
	BAT Capital Corp. 4.70% 4/2/2027	7,862	7,854
	BAT Capital Corp. 3.557% 8/15/2027	7,650	7,421
	BAT Capital Corp. 6.343% 8/2/2030	728	769
	BAT Capital Corp. 5.834% 2/20/2031	3,701	3,820
	BAT Capital Corp. 6.421% 8/2/2033	2,038	2,171
	BAT Capital Corp. 6.00% 2/20/2034	2,830	2,930
	BAT Capital Corp. 5.65% 3/16/2052	713	662
	BAT Capital Corp. 7.081% 8/2/2053	2,843	3,152
	Campbell Soup Co. 4.75% 3/23/2035	2,389	2,297
	Campbell Soup Co. 5.25% 10/13/2054	938	893
	Coca-Cola Co. 5.00% 5/13/2034	163	166
	Coca-Cola Co. 4.65% 8/14/2034	1,279	1,260
	Coca-Cola Co. 5.30% 5/13/2054	250	252
	Coca-Cola Co. 5.20% 1/14/2055	1,498	1,492
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	2,858	2,909
	Conagra Brands, Inc. 5.30% 11/1/2038	739	713
	Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,904
	Constellation Brands, Inc. 4.75% 5/9/2032	1,000	981
	Coty, Inc. 5.00% 4/15/2026[1]	3,500	3,485
	Coty, Inc. 6.625% 7/15/2030[1]	1,060	1,082
	General Mills, Inc. 5.241% 11/18/2025	2,500	2,500
	H.J. Heinz Co. 4.375% 6/1/2046	2,000	1,677
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	3,000	3,028
	Kroger Co. 5.50% 9/15/2054	1,043	1,014
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,000	1,858
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,000	1,834
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,725	1,812
	NBM US Holdings, Inc. 6.625% 8/6/2029[15]	1,683	1,680
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	992
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	1,000	937
	Philip Morris International, Inc. 1.75% 11/1/2030	2,000	1,673
	Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,028
	Philip Morris International, Inc. 5.25% 2/13/2034	2,487	2,494
	Philip Morris International, Inc. 4.90% 11/1/2034	3,701	3,616
	Post Holdings, Inc. 6.25% 2/15/2032[1]	1,441	1,459

Capital Income Builder	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Post Holdings, Inc. 6.375% 3/1/2033[1]	USD5,000	$4,959
	Reynolds American, Inc. 4.45% 6/12/2025	7,045	7,021
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	3,370	3,244
			112,381

Information technology 0.10%
	Accenture Capital, Inc. 4.05% 10/4/2029	600	587
	Accenture Capital, Inc. 4.25% 10/4/2031	813	788
	Accenture Capital, Inc. 4.50% 10/4/2034	1,449	1,401
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,675	1,648
	Amphenol Corp. 5.00% 1/15/2035	2,665	2,649
	Amphenol Corp. 5.375% 11/15/2054	256	254
	Broadcom, Inc. 5.05% 7/12/2027	2,000	2,020
	Broadcom, Inc. 5.05% 7/12/2029	3,569	3,601
	Broadcom, Inc. 5.15% 11/15/2031	2,511	2,534
	Broadcom, Inc. 4.55% 2/15/2032	492	476
	Broadcom, Inc. 3.469% 4/15/2034[1]	1,500	1,310
	Broadcom, Inc. 4.80% 10/15/2034	495	479
	Cisco Systems, Inc. 5.05% 2/26/2034	750	762
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	3,000	2,730
	Gen Digital, Inc. 6.75% 9/30/2027[1]	2,000	2,036
	Intel Corp. 5.15% 2/21/2034	1,617	1,580
	Intel Corp. 5.60% 2/21/2054	927	858
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	790	804
	Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,291
	Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	910
	Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,736
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,000	1,101
	Oracle Corp. 3.95% 3/25/2051	3,029	2,311
	Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,370
	Texas Instruments, Inc. 4.85% 2/8/2034	700	702
	UKG, Inc. 6.875% 2/1/2031[1]	925	948
	Unisys Corp. 6.875% 11/1/2027[1]	1,000	979
	Viasat, Inc. 5.625% 9/15/2025[1]	16,325	16,128
	Viasat, Inc. 5.625% 4/15/2027[1]	11,425	10,679
			103,672

Real estate 0.08%
	Boston Properties, LP 2.45% 10/1/2033	614	478
	Boston Properties, LP 6.50% 1/15/2034	2,395	2,536
	Boston Properties, LP 5.75% 1/15/2035	6,855	6,792
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	980	864
	Equinix, Inc. 2.90% 11/18/2026	6,572	6,350
	Equinix, Inc. 0.25% 3/15/2027	EUR1,420	1,450
	Equinix, Inc. 1.00% 3/15/2033	1,580	1,403
	ERP Operating, LP 4.65% 9/15/2034	USD2,274	2,185
	FibraSOMA 4.375% 7/22/2031[1]	2,753	2,315
	Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	976
	Forestar Group, Inc. 5.00% 3/1/2028[1]	2,000	1,916
	GLP Capital, LP 4.00% 1/15/2030	2,500	2,324
	Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,244
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5,130	4,992
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	335	309
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,950
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,351
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,150	2,891
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	278
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	2,047
	Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,057
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	997
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,000	969
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,360	1,297
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	995	1,033
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,500	1,064
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	575	575
	Prologis, LP 5.00% 3/15/2034	1,430	1,418
	Prologis, LP 5.25% 3/15/2054	270	261

33	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	USD1,000	$969
	Service Properties Trust 5.25% 2/15/2026	2,000	1,942
	Service Properties Trust 4.75% 10/1/2026	380	359
	Service Properties Trust 4.95% 2/15/2027	558	520
	Service Properties Trust 5.50% 12/15/2027	12,000	11,375
	Service Properties Trust 3.95% 1/15/2028	5,110	4,391
	Service Properties Trust 8.375% 6/15/2029	3,000	2,935
	Service Properties Trust 4.95% 10/1/2029	1,042	834
	Service Properties Trust 4.375% 2/15/2030	60	45
	Service Properties Trust 8.625% 11/15/2031[1]	4,095	4,331
	VICI Properties, LP 5.75% 2/1/2027[1]	1,500	1,512
	VICI Properties, LP 3.875% 2/15/2029[1]	1,815	1,709
	WEA Finance, LLC 3.50% 6/15/2029[1]	2,083	1,916
			89,160
	Total corporate bonds, notes & loans		2,777,268
Asset-backed obligations 0.74%
	ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031[1,7]	1,289	1,292
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,7]	1,000	1,015
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,7]	177	178
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,7]	174	174
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[1,7,8]	640	640
	American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,7]	410	413
	American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,7]	1,731	1,727
	American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,7]	473	480
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,7]	1,869	1,860
	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[7]	372	376
	Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD CME Term SOFR + 1.312%) 5.943% 4/22/2031[1,7,8]	771	773
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]	259	261
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]	2,500	2,484
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,7]	12,814	12,623
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]	9,090	8,806
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]	1,383	1,347
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]	29,522	30,378
	AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,7]	1,042	1,055
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]	504	508
	Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,7]	1,346	1,335
	Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,7]	2,000	1,979
	Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[1,7,8]	1,480	1,482
	Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,7]	344	310
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]	835	835
	Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.998% 7/15/2031[1,7,8]	892	894
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[7]	247	249
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[7]	479	487
	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[7]	1,729	1,749
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,7]	1,449	1,426

Capital Income Builder	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]	USD473	$477
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	3,074	3,092
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,7]	2,542	2,287
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,7]	172	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]	35,762	34,653
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]	5,692	5,110
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]	26,816	25,137
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,7]	44,524	44,498
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]	1,337	1,331
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,7]	207	193
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,7]	438	402
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,7]	592	542
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,7]	387	361
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,7]	81	81
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]	202	204
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,7]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,7]	100	102
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,7]	623	627
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,7]	402	406
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 5.108% 11/15/2035[7,8]	14	13
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.058% 7/15/2036[7,8]	986	908
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.058% 1/15/2037[7,8]	1,210	1,142
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.068% 2/15/2037[7,8]	2,488	2,314
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[1,7]	244	244
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]	28,213	28,116
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,7]	3,681	3,744
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 5.938% 4/15/2029[1,7,8]	498	498
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[7]	323	325
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[7]	745	752
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,7]	1,480	1,487
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	316	320
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,7]	7,263	7,042
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,7]	40,645	40,508
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,7]	9,089	9,015
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]	15,564	15,884
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]	16,177	16,245
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,7]	20,420	20,193
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]	36,518	33,832
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]	4,001	3,613
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]	1,593	1,532
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]	830	781
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,7]	228	215
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,7]	1,908	1,908
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,7]	149	150
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,7]	111	111
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,7]	915	933
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]	3,278	3,260
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[7]	261	264
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]	25,200	25,549
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]	16,218	16,798
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,7]	739	744
Greatamerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,7]	556	560
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,7]	801	808
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,3,7]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,7]	1,164	1,145
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,7]	2,012	1,860
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,7]	4,335	4,317
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,7]	1,626	1,618

35	Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,7]	USD260	$258
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]	14,098	13,215
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]	5,267	4,915
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]	826	766
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,7]	262	263
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,7]	250	251
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]	4,009	3,912
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,7]	273	276
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 5.917% 4/25/2031[1,7,8]	761	762
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,7,8]	750	751
KKR Financial CLO, Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 5.868% 7/15/2030[1,7,8]	295	295
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,7]	6,206	6,254
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,7]	132	133
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[1,7]	119	119
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[7]	477	484
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,7]	410	414
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]	5,560	5,604
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,7]	156	157
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]	1,566	1,409
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,7]	11,638	10,413
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,7]	1,087	993
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,7]	742	677
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]	12,092	11,112
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]	28,225	26,118
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,7]	1,328	1,100
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,7]	1,889	1,543
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.614% 4/20/2062[1,7,8]	14,324	14,224
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]	93,915	85,913
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]	1,749	1,752
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]	801	789
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,7]	145	143
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,7]	100	99
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]	4,284	4,335
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]	4,095	3,970
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[7]	504	440
Palmer Square Loan Funding Ltd, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.571% 1/15/2033[1,7,8]	754	755
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]	346	349
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,7]	78	77
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]	15,258	15,380
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,7]	697	704
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[1,7,8]	292	293
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]	1,068	1,051
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[1,7]	1,784	1,787
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]	122	123
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[7]	344	344
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[7]	985	989
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]	13,113	13,154
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[7]	137	138
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[7]	3,000	3,001
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[7]	3,000	3,020
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[7]	484	484
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[7]	232	232
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[7]	1,000	996
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[7]	249	256
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]	236	238
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]	1,998	2,003
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]	3,674	3,259
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,7]	597	544

Capital Income Builder	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 7/18/2031[1,7,8]	USD755	$756
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,7]	660	610
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,7]	1,274	1,254
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,7]	1,504	1,474
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,7]	1,560	1,529
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,7]	1,118	1,071
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[1,7,8]	3,000	3,001
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,7]	246	228
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,7]	720	675
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,7]	5,335	5,233
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	19,538	18,648
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,7]	24,543	24,810
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,7,8]	544	545
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,7]	1,306	1,189
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,7]	522	488
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,7]	139	140
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]	165	167
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,11]	4,849	4,849
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027[1,7]	1,072	1,070
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 8/15/2027[1,7]	23,333	23,324
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027[1,7]	3,250	3,246
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[1,7]	4,547	4,539
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/18/2039[1,7]	1,030	1,030
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]	401	402
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,7]	582	583
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[7]	539	548
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[7]	658	656
Total asset-backed obligations		802,531
Bonds & notes of governments & government agencies outside the U.S. 0.10%
British Columbia (Province of) 4.20% 7/6/2033	42,426	41,234
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,573
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,280
Colombia (Republic of) 8.00% 11/14/2035	1,485	1,505
Colombia (Republic of) 7.75% 11/7/2036	320	315
Colombia (Republic of) 8.375% 11/7/2054	360	351
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	215	203
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD1,500	896
Panama (Republic of) 3.16% 1/23/2030	USD900	778
Panama (Republic of) 6.875% 1/31/2036	2,690	2,656
Panama (Republic of) 6.853% 3/28/2054	650	601
Panama (Republic of) 4.50% 4/1/2056	3,585	2,308
Panama (Republic of) 4.50% 1/19/2063	690	438
Peru (Republic of) 2.783% 1/23/2031	12,640	10,988
Peru (Republic of) 5.875% 8/8/2054	640	634
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,115
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,747
Romania 3.50% 4/3/2034	EUR1,770	1,657
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,892
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	11,065
United Mexican States 6.00% 5/7/2036	1,820	1,770
United Mexican States 5.00% 4/27/2051	2,370	1,873
United Mexican States 6.338% 5/4/2053	3,995	3,722
United Mexican States 6.40% 5/7/2054	1,000	940
United Mexican States 3.75% 4/19/2071	2,550	1,487
Total bonds & notes of governments & government agencies outside the U.S.		106,028

37	Capital Income Builder

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.04%
California 0.00%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD1,580	$1,351
			1,351

Illinois 0.02%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	21,162	21,161
			21,161

Massachusetts 0.01%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,326
			7,326

Ohio 0.00%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,740	4,232
			4,232

Texas 0.01%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	5,967
			5,967
	Total municipals		40,037
Federal agency bonds & notes 0.03%
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	1,560	1,594
	Fannie Mae 2.125% 4/24/2026[9]	37,230	36,149
	Korea Gas Corp. 5.00% 7/8/2029[1]	289	293
	Total federal agency bonds & notes		38,036
Preferred securities 0.00%
	Wells Fargo & Co. 6.85% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.767% on 9/15/2029)[11]	3,000	3,100
	Total preferred securities		3,100
	Total bonds, notes & other debt instruments (cost: $17,327,874,000)		16,859,140
Investment funds 2.37%		Shares
	Capital Group Central Corporate Bond Fund[6]	304,461,356	2,560,520
	Total Investment funds (cost: $3,026,074,000)		2,560,520
Short-term securities 3.69%
Money market investments 3.69%
	Capital Group Central Cash Fund 4.87%[6,17]	39,875,980	3,987,598
			3,987,598

Money market investments purchased with collateral from securities on loan 0.00%
	Capital Group Central Cash Fund 4.87%[6,17,18]	7,833	783
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.77%[17,18]	571,615	572
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%[17,18]	100,000	100
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%[17,18]	100,000	100
	Fidelity Investments Money Market Government Portfolio, Class I 4.70%[17,18]	100,000	100
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.70%[17,18]	100,000	100

Capital Income Builder	38

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[17,18]	100,000	$100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.77%[17,18]	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%[17,18]	76,621	77
		2,032
Total short-term securities (cost: $3,989,983,000)		3,989,630
Total investment securities 100.10% (cost: $83,476,596,000)		108,288,607
Other assets less liabilities (0.10)%		(112,132)
Net assets 100.00%		$108,176,475
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2024 (000)
3 Month SOFR Futures	Long	2,208	3/19/2025	USD527,822	$1,263
3 Month SOFR Futures	Long	5,863	9/17/2025	1,409,392	11,341
2 Year U.S. Treasury Note Futures	Long	26,281	1/6/2025	5,412,449	(41,906)
5 Year U.S. Treasury Note Futures	Long	39,959	12/31/2024	4,284,979	(97,229)
10 Year Australian Treasury Bond Futures	Short	14	12/16/2024	(1,030)	47
10 Year U.S. Treasury Note Futures	Long	3,517	12/31/2024	388,519	(7,073)
10 Year Ultra U.S. Treasury Note Futures	Short	2,842	12/31/2024	(323,278)	12,883
20 Year U.S. Treasury Bond Futures	Long	727	12/31/2024	85,763	(4,830)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,071	12/31/2024	385,794	(26,150)
					$(151,654)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,081	EUR	975	JPMorgan Chase	11/7/2024	$20
EUR	975	USD	1,059	Morgan Stanley	11/7/2024	2
USD	937	AUD	1,360	Bank of America	11/8/2024	42
USD	28,651	EUR	25,941	Barclays Bank PLC	11/14/2024	417
USD	6,232	EUR	5,670	Citibank	11/21/2024	59
USD	228	EUR	207	Goldman Sachs	11/22/2024	2
USD	123	EUR	114	BNP Paribas	11/22/2024	(1)
USD	1,133	EUR	1,042	Bank of New York Mellon	11/22/2024	(2)
USD	362	EUR	335	HSBC Bank	11/26/2024	(2)
USD	1,273	EUR	1,177	HSBC Bank	11/26/2024	(9)
USD	1,060	EUR	975	Morgan Stanley	12/9/2024	(2)
						$526

39	Capital Income Builder

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$11,157	$—	$11,157
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	7,262	—	7,262
						$18,419	$—	$18,419
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD67,477	$(1,435)	$(1,522)	$87
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	20,000	(1,377)	(1,415)	38
CDX.EM.42	1.00%	Quarterly	12/20/2029	20,000	604	600	4
					$(2,208)	$(2,337)	$129
Investments in affiliates6

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.71%
Financials 0.00%
360 ONE WAM, Ltd. [19]	$119,387	$—	$26,063	$9,224	$103,041	$—	$3,072
Industrials 0.14%
Trinity Industries, Inc.	160,641	—	95,918	30,586	58,736	154,045	7,328
Real estate 1.57%
VICI Properties, Inc. REIT	1,250,650	315,685	41,844	(1,527)	176,173	1,699,137	82,202
POWERGRID Infrastructure Investment Trust REIT[19]	69,780	—	37,157	(9,890)	5,634	—	7,203
						1,699,137
Total common stocks						1,853,182
Investment funds 2.37%
Capital Group Central Corporate Bond Fund	2,265,745	111,326	13,332	338	196,443	2,560,520	111,327
Short-term securities 3.69%
Money market investments 3.69%
Capital Group Central Cash Fund 4.87% [17]	5,118,998	13,578,056	14,709,349	1,150	(1,257)	3,987,598	233,909
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.87% [17,18]	1,676		893 [20]			783	— [21]
Total short-term securities						3,988,381
Total 7.77%				$29,881	$538,770	$8,402,083	$445,041

Capital Income Builder	40

Restricted securities15

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026[3]	7/28/2023	$2,000	$2,011	.00%[22]
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	1,571	1,680	.00 [22]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	835	851	.00 [22]
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	766	772	.00 [22]
Total		$5,172	$5,314	.00%[22]

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,547,144,000, which represented 2.35% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $30,509,000, which represented .03% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $145,237,000, which represented .13% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,304,000, which represented .04% of the net assets of the fund.

[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,314,000, which represented less than .01% of the net assets of the fund.

[16]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[17]	Rate represents the seven-day yield at 10/31/2024.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2024. Refer to the investment portfolio for the security value at 10/31/2024.
[20]	Represents net activity. Refer to Note 5 for more information on securities lending.
[21]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[22]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

41	Capital Income Builder

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $30,509 of investment securities on loan):
Unaffiliated issuers (cost: $75,043,127)	$99,886,524
Affiliated issuers (cost: $8,433,469)	8,402,083	$108,288,607
Cash		1,336
Cash denominated in currencies other than U.S. dollars (cost: $15,060)		15,060
Unrealized appreciation on open forward currency contracts		542
Receivables for:
Sales of investments	632,228
Sales of fund’s shares	35,428
Dividends and interest	434,532
Securities lending income	196
Variation margin on futures contracts	730
Variation margin on centrally cleared swap contracts	1,040
Other	1,030	1,105,184
		109,410,729
Liabilities:
Collateral for securities on loan		2,032
Unrealized depreciation on open forward currency contracts		16
Payables for:
Purchases of investments	1,060,089
Repurchases of fund’s shares	52,627
Investment advisory services	17,769
Services provided by related parties	18,747
Trustees’ deferred compensation	3,467
Variation margin on futures contracts	8,124
Variation margin on centrally cleared swap contracts	148
Non-U.S. taxes	70,489
Other	746	1,232,206
Commitments and contingencies*
Net assets at October 31, 2024		$108,176,475
Net assets consist of:
Capital paid in on shares of beneficial interest		$80,447,408
Total distributable earnings (accumulated loss)		27,729,067
Net assets at October 31, 2024		$108,176,475
*
Refer to Note 5 for further information on unfunded commitments and expense reimbursements.
Refer to the notes to financial statements.

Capital Income Builder	42

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,494,035 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$63,194,659	872,660	$72.42
Class C	964,112	13,274	72.63
Class T	12	— *	72.39
Class F-1	2,068,265	28,560	72.42
Class F-2	13,745,923	190,000	72.35
Class F-3	6,152,828	84,992	72.39
Class 529-A	2,282,791	31,536	72.39
Class 529-C	57,807	796	72.62
Class 529-E	60,666	838	72.42
Class 529-T	16	— *	72.40
Class 529-F-1	14	— *	72.37
Class 529-F-2	199,969	2,761	72.43
Class 529-F-3	15	— *	72.40
Class R-1	54,855	756	72.50
Class R-2	346,581	4,784	72.44
Class R-2E	37,956	527	72.06
Class R-3	629,405	8,689	72.43
Class R-4	442,359	6,110	72.40
Class R-5E	105,464	1,459	72.29
Class R-5	268,126	3,701	72.44
Class R-6	17,564,652	242,592	72.40
*
Amount less than one thousand.
Refer to the notes to financial statements.

43	Capital Income Builder

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $85,217; also includes $445,041 from affiliates)	$3,333,402
Interest from unaffiliated issuers (net of non-U.S. taxes of $(6))	771,806
Securities lending income (net of fees)	3,621	$4,108,829
Fees and expenses*:
Investment advisory services	240,969
Distribution services	181,323
Transfer agent services	69,372
Administrative services	31,319
529 plan services	1,430
Reports to shareholders	2,303
Registration statement and prospectus	817
Trustees’ compensation	1,372
Auditing and legal	351
Custodian	4,405
Other	212	533,873
Net investment income		3,574,956
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $35,281):
Unaffiliated issuers	2,736,026
Affiliated issuers	29,881
Futures contracts	82,749
Forward currency contracts	(199)
Swap contracts	(15,127)
Currency transactions	(1,647)	2,831,683
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $64,508):
Unaffiliated issuers	15,361,958
Affiliated issuers	538,770
Futures contracts	(32,726)
Forward currency contracts	526
Swap contracts	(4,958)
Currency translations	(228)	15,863,342
Net realized gain (loss) and unrealized appreciation (depreciation)		18,695,025
Net increase (decrease) in net assets resulting from operations		$22,269,981
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital Income Builder	44

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$3,574,956	$3,460,032
Net realized gain (loss)	2,831,683	1,019,355
Net unrealized appreciation (depreciation)	15,863,342	(1,006,410)
Net increase (decrease) in net assets resulting from operations	22,269,981	3,472,977
Distributions paid to shareholders	(3,674,418)	(3,563,235)
Net capital share transactions	(4,838,212)	(2,004,053)
Total increase (decrease) in net assets	13,757,351	(2,094,311)
Net assets:
Beginning of year	94,419,124	96,513,435
End of year	$108,176,475	$94,419,124
Refer to the notes to financial statements.

45	Capital Income Builder

Notes to financial statements
1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital Income Builder	46

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

47	Capital Income Builder

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of October 31, 2024 (dollars in thousands):

Capital Income Builder	48

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,908,557	$6,204,769	— *	$15,113,326
Information technology	8,689,673	3,121,610	—	11,811,283
Health care	8,367,328	2,860,870	— *	11,228,198
Industrials	5,458,314	4,670,799	—	10,129,113
Consumer staples	5,781,315	3,299,323	—	9,080,638
Utilities	4,050,157	2,784,588	—	6,834,745
Energy	4,634,115	1,166,039	99	5,800,253
Consumer discretionary	3,222,227	1,570,749	—	4,792,976
Real estate	3,909,223	582,419	—	4,491,642
Communication services	1,406,048	1,486,438	—	2,892,486
Materials	1,698,753	877,404	—	2,576,157
Preferred securities	—	10,530	—	10,530
Convertible stocks	117,970	—	—	117,970
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	7,120,503	6,327	7,126,830
U.S. Treasury bonds & notes	—	5,965,310	—	5,965,310
Corporate bonds, notes & loans	—	2,775,257	2,011	2,777,268
Asset-backed obligations	—	800,751	1,780	802,531
Bonds & notes of governments & government agencies outside the U.S.	—	106,028	—	106,028
Municipals	—	40,037	—	40,037
Federal agency bonds & notes	—	38,036	—	38,036
Preferred securities	—	3,100	—	3,100
Investment funds	2,560,520	—	—	2,560,520
Short-term securities	3,989,630	—	—	3,989,630
Total	$62,793,830	$45,484,560	$10,217	$108,288,607

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,534	$—	$—	$25,534
Unrealized appreciation on open forward currency contracts	—	542	—	542
Unrealized appreciation on centrally cleared interest rate swaps	—	18,419	—	18,419
Unrealized appreciation on centrally cleared credit default swaps	—	129	—	129
Liabilities:
Unrealized depreciation on futures contracts	(177,188)	—	—	(177,188)
Unrealized depreciation on open forward currency contracts	—	(16)	—	(16)
Total	$(151,654)	$19,074	$—	$(132,580)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

49	Capital Income Builder

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Income Builder	50

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the total value of securities on loan was $30,509,000, and the total value of collateral received was $32,777,000. Collateral received includes cash of $2,032,000 and U.S. government securities of $30,745,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of October 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $15,631,000, which would represent 0.01% of the net assets of the fund should such commitments become due.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

51	Capital Income Builder

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $11,965,076,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $25,803,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

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Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,121,722,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $74,026,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, October 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$25,534	Unrealized depreciation*	$177,188
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	542	Unrealized depreciation on open forward currency contracts	16
Swap (centrally cleared)	Interest	Unrealized appreciation*	18,419	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	129	Unrealized depreciation*	—
			$44,624		$177,204
Refer to the end of the tables for footnotes.

53	Capital Income Builder

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$82,749	Net unrealized appreciation (depreciation) on futures contracts	$(32,726)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(199)	Net unrealized appreciation (depreciation) on forward currency contracts	526
Swap	Interest	Net realized gain (loss) on swap contracts	(13,632)	Net unrealized appreciation (depreciation) on swap contracts	(5,279)
Swap	Credit	Net realized gain (loss) on swap contracts	(1,495)	Net unrealized appreciation (depreciation) on swap contracts	321
			$67,423		$(37,158)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$42	$ —	$ —	$ —	$42
Barclays Bank PLC	417	—	(417)	—	—
Citibank	59	—	—	—	59
Goldman Sachs	2	—	—	—	2
JPMorgan Chase	20	—	—	—	20
Morgan Stanley	2	(2)	—	—	—
Total	$542	$ (2)	$ (417)	$ —	$123
Liabilities:
Bank of New York Mellon	$2	$ —	$ —	$ —	$2
BNP Paribas	1	—	—	—	1
HSBC Bank	11	—	—	—	11
Morgan Stanley	2	(2)	—	—	—
Total	$16	$ (2)	$ —	$ —	$14
*
Collateral is shown on a settlement basis.

Capital Income Builder	54

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended October 31, 2024, the fund recognized $28,280,000 in EU reclaims (net of $1,867,000 in fees and the effect of realized gain or loss from currency translations) and $15,114,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2024, the fund reclassified $179,401,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,000,943
Undistributed long-term capital gains	2,463,211
Gross unrealized appreciation on investments	27,577,278
Gross unrealized depreciation on investments	(3,245,794)
Net unrealized appreciation (depreciation) on investments	24,331,484
Cost of investments	83,826,880

55	Capital Income Builder

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended October 31, 2024			Year ended October 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$2,045,281	$66,909	$2,112,190	$2,090,021	$—	$2,090,021
Class C	27,975	1,257	29,232	37,104	—	37,104
Class T	— *	— *	— *	— *	—	— *
Class F-1	67,159	2,276	69,435	72,440	—	72,440
Class F-2	484,883	15,225	500,108	489,016	—	489,016
Class F-3	207,871	6,096	213,967	202,392	—	202,392
Class 529-A	73,807	2,451	76,258	76,435	—	76,435
Class 529-C	1,623	73	1,696	2,005	—	2,005
Class 529-E	1,845	66	1,911	1,994	—	1,994
Class 529-T	1	— *	1	1	—	1
Class 529-F-1	— *	— *	— *	1	—	1
Class 529-F-2	6,603	200	6,803	6,178	—	6,178
Class 529-F-3	— *	— *	— *	1	—	1
Class R-1	1,432	62	1,494	1,547	—	1,547
Class R-2	8,857	377	9,234	9,509	—	9,509
Class R-2E	1,055	40	1,095	1,120	—	1,120
Class R-3	18,694	679	19,373	19,667	—	19,667
Class R-4	14,569	484	15,053	15,211	—	15,211
Class R-5E	3,353	99	3,452	3,165	—	3,165
Class R-5	9,361	281	9,642	9,691	—	9,691
Class R-6	586,678	16,796	603,474	525,737	—	525,737
Total	$3,561,047	$113,371	$3,674,418	$3,563,235	$—	$3,563,235
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2024, the investment advisory services fees were $240,969,000, which were equivalent to an annualized rate of 0.231% of average daily net assets.

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Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $1,430,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

57	Capital Income Builder

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$152,247	$46,354	$18,404	Not applicable
Class C	10,446	815	316	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,025	2,933	614	Not applicable
Class F-2	Not applicable	14,484	4,046	Not applicable
Class F-3	Not applicable	48	1,719	Not applicable
Class 529-A	5,172	1,572	670	$1,256
Class 529-C	616	45	19	35
Class 529-E	296	20	18	34
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	79	56	105
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	553	52	17	Not applicable
Class R-2	2,566	1,166	103	Not applicable
Class R-2E	218	74	11	Not applicable
Class R-3	3,087	899	186	Not applicable
Class R-4	1,097	432	132	Not applicable
Class R-5E	Not applicable	146	29	Not applicable
Class R-5	Not applicable	117	78	Not applicable
Class R-6	Not applicable	136	4,901	Not applicable

Total class-specific expenses	$181,323	$69,372	$31,319	$1,430
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,372,000 in the fund’s statement of operations reflects $583,000 in current fees (either paid in cash or deferred) and a net increase of $789,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,179,755,000 and $1,174,395,000, respectively, which generated $191,959,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

Capital Income Builder	58

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$1,931,498	28,435	$2,063,842	30,538	$(7,600,428)	(111,854)	$(3,605,088)	(52,881)
Class C	77,400	1,135	28,949	429	(436,691)	(6,442)	(330,342)	(4,878)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,752	774	68,565	1,015	(330,729)	(4,877)	(209,412)	(3,088)
Class F-2	2,559,546	37,657	481,455	7,136	(4,368,562)	(64,563)	(1,327,561)	(19,770)
Class F-3	1,048,829	15,395	211,687	3,129	(1,167,591)	(17,226)	92,925	1,298
Class 529-A	155,961	2,290	76,233	1,129	(394,660)	(5,790)	(162,466)	(2,371)
Class 529-C	12,479	184	1,691	25	(31,739)	(467)	(17,569)	(258)
Class 529-E	5,328	79	1,911	28	(13,290)	(196)	(6,051)	(89)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	35,183	515	6,801	101	(40,207)	(590)	1,777	26
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	6,703	98	1,494	22	(15,847)	(232)	(7,650)	(112)
Class R-2	38,977	572	9,226	137	(79,726)	(1,173)	(31,523)	(464)
Class R-2E	5,176	76	1,094	17	(7,495)	(111)	(1,225)	(18)
Class R-3	71,402	1,048	19,314	286	(140,702)	(2,065)	(49,986)	(731)
Class R-4	44,625	657	15,044	222	(100,941)	(1,481)	(41,272)	(602)
Class R-5E	22,218	327	3,451	51	(20,232)	(298)	5,437	80
Class R-5	24,451	362	9,632	142	(46,929)	(689)	(12,846)	(185)
Class R-6	2,056,985	30,469	603,387	8,913	(1,795,734)	(26,198)	864,638	13,184
Total net increase (decrease)	$8,149,513	120,073	$3,603,778	53,320	$(16,591,503)	(244,252)	$(4,838,212)	(70,859)
Refer to the end of the table for footnotes.

59	Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2023
Class A	$2,372,607	37,304	$2,040,553	32,467	$(6,889,939)	(108,694)	$(2,476,779)	(38,923)
Class C	104,178	1,633	36,718	582	(517,625)	(8,116)	(376,729)	(5,901)
Class T	—	—	—	—	—	—	—	—
Class F-1	50,164	787	71,390	1,136	(314,234)	(4,956)	(192,680)	(3,033)
Class F-2	2,420,771	38,124	471,217	7,506	(2,774,165)	(43,840)	117,823	1,790
Class F-3	1,012,221	16,062	200,288	3,189	(1,008,600)	(15,905)	203,909	3,346
Class 529-A	166,882	2,622	76,412	1,216	(358,725)	(5,628)	(115,431)	(1,790)
Class 529-C	13,450	211	2,002	32	(32,943)	(515)	(17,491)	(272)
Class 529-E	5,068	79	1,993	32	(12,585)	(197)	(5,524)	(86)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	34,154	537	6,175	98	(29,439)	(461)	10,890	174
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	7,225	114	1,547	25	(13,324)	(210)	(4,552)	(71)
Class R-2	44,925	706	9,498	151	(81,917)	(1,291)	(27,494)	(434)
Class R-2E	7,134	114	1,120	18	(12,315)	(196)	(4,061)	(64)
Class R-3	76,780	1,206	19,611	312	(141,713)	(2,226)	(45,322)	(708)
Class R-4	46,237	728	15,206	242	(87,792)	(1,383)	(26,349)	(413)
Class R-5E	18,697	295	3,165	50	(19,810)	(313)	2,052	32
Class R-5	24,471	385	9,683	154	(52,348)	(823)	(18,194)	(284)
Class R-6	1,368,319	21,535	525,724	8,369	(922,164)	(14,503)	971,879	15,401
Total net increase (decrease)	$7,773,283	122,442	$3,492,302	55,579	$(13,269,638)	(209,257)	$(2,004,053)	(31,236)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $53,322,556,000 and $59,200,965,000, respectively, during the year ended October 31, 2024.

Capital Income Builder	60

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2024	$60.34	$2.28	$12.14	$14.42	$(2.27)	$(.07 )	$(2.34)	$72.42	24.21%	$63,195	.59%	.59%	3.34%
10/31/2023	60.47	2.13	(.05 )	2.08	(2.21)	—	(2.21)	60.34	3.34	55,851.60		.60	3.36
10/31/2022	69.09	1.98	(8.33)	(6.35)	(2.27)	—	(2.27)	60.47	(9.42)	58,325.59		.59	3.00
10/31/2021	56.52	2.07	12.33	14.40	(1.83)	—	(1.83)	69.09	25.67	67,634.59		.59	3.12
10/31/2020	61.99	1.96	(4.74)	(2.78)	(2.09)	(.60 )	(2.69)	56.52	(4.55)	56,666.61		.61	3.31
Class C:
10/31/2024	60.51	1.78	12.16	13.94	(1.75)	(.07 )	(1.82)	72.63	23.28	964	1.34	1.34	2.61
10/31/2023	60.63	1.66	(.06 )	1.60	(1.72)	—	(1.72)	60.51	2.56	1,098	1.35	1.35	2.60
10/31/2022	69.23	1.49	(8.34)	(6.85)	(1.75)	—	(1.75)	60.63	(10.07)	1,458	1.33	1.33	2.25
10/31/2021	56.63	1.57	12.36	13.93	(1.33)	—	(1.33)	69.23	24.72	2,047	1.34	1.34	2.37
10/31/2020	62.07	1.52	(4.73)	(3.21)	(1.63)	(.60 )	(2.23)	56.63	(5.26)	2,083	1.35	1.35	2.55
Class T:
10/31/2024	60.32	2.44	12.14	14.58	(2.44)	(.07 )	(2.51)	72.39	24.52 [5]	— [6]	.34 [5]	.34 [5]	3.58 [5]
10/31/2023	60.46	2.30	(.07 )	2.23	(2.37)	—	(2.37)	60.32	3.60 [5]	— [6]	.34 [5]	.34 [5]	3.61 [5]
10/31/2022	69.08	2.14	(8.32)	(6.18)	(2.44)	—	(2.44)	60.46	(9.18)[5]	— [6]	.33 [5]	.33 [5]	3.26 [5]
10/31/2021	56.52	2.23	12.33	14.56	(2.00)	—	(2.00)	69.08	25.96 [5]	— [6]	.34 [5]	.34 [5]	3.37 [5]
10/31/2020	62.00	2.11	(4.75)	(2.64)	(2.24)	(.60 )	(2.84)	56.52	(4.31)[5]	— [6]	.35 [5]	.35 [5]	3.57 [5]
Class F-1:
10/31/2024	60.35	2.23	12.13	14.36	(2.22)	(.07 )	(2.29)	72.42	24.14	2,068.66		.66	3.28
10/31/2023	60.48	2.10	(.06 )	2.04	(2.17)	—	(2.17)	60.35	3.26	1,910.66		.66	3.30
10/31/2022	69.09	1.94	(8.33)	(6.39)	(2.22)	—	(2.22)	60.48	(9.46)	2,097.64		.64	2.95
10/31/2021	56.51	2.02	12.35	14.37	(1.79)	—	(1.79)	69.09	25.61	2,555.65		.65	3.06
10/31/2020	61.98	1.93	(4.74)	(2.81)	(2.06)	(.60 )	(2.66)	56.51	(4.61)	3,033.65		.65	3.26
Class F-2:
10/31/2024	60.29	2.42	12.13	14.55	(2.42)	(.07 )	(2.49)	72.35	24.48	13,746.38		.38	3.56
10/31/2023	60.42	2.27	(.05 )	2.22	(2.35)	—	(2.35)	60.29	3.56	12,646.38		.38	3.58
10/31/2022	69.03	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.42	(9.21)	12,566.37		.37	3.23
10/31/2021	56.47	2.22	12.32	14.54	(1.98)	—	(1.98)	69.03	25.95	13,182.37		.37	3.34
10/31/2020	61.95	2.09	(4.75)	(2.66)	(2.22)	(.60 )	(2.82)	56.47	(4.35)	10,126.38		.38	3.54
Class F-3:
10/31/2024	60.32	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.39	24.60	6,153.27		.27	3.66
10/31/2023	60.46	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.32	3.67	5,049.27		.27	3.69
10/31/2022	69.08	2.19	(8.33)	(6.14)	(2.48)	—	(2.48)	60.46	(9.12)	4,858.26		.26	3.33
10/31/2021	56.50	2.29	12.33	14.62	(2.04)	—	(2.04)	69.08	26.09	5,275.27		.27	3.45
10/31/2020	61.98	2.15	(4.74)	(2.59)	(2.29)	(.60 )	(2.89)	56.50	(4.24)	4,102.28		.28	3.64
Class 529-A:
10/31/2024	60.32	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.39	24.18	2,283.63		.63	3.31
10/31/2023	60.45	2.11	(.06 )	2.05	(2.18)	—	(2.18)	60.32	3.30	2,045.64		.64	3.32
10/31/2022	69.06	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.45	(9.45)	2,158.61		.61	2.98
10/31/2021	56.49	2.04	12.33	14.37	(1.80)	—	(1.80)	69.06	25.61	2,534.63		.63	3.08
10/31/2020	61.96	1.93	(4.73)	(2.80)	(2.07)	(.60 )	(2.67)	56.49	(4.59)	2,164.65		.65	3.27
Refer to the end of the table for footnotes.

61	Capital Income Builder

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2024	$60.50	$1.75	$12.17	$13.92	$(1.73)	$(.07 )	$(1.80)	$72.62	23.23%	$58	1.38%	1.38%	2.57%
10/31/2023	60.61	1.62	(.05 )	1.57	(1.68)	—	(1.68)	60.50	2.52	64	1.41	1.41	2.55
10/31/2022	69.21	1.45	(8.34)	(6.89)	(1.71)	—	(1.71)	60.61	(10.13)	80	1.38	1.38	2.19
10/31/2021	56.61	1.55	12.36	13.91	(1.31)	—	(1.31)	69.21	24.70	117	1.37	1.37	2.33
10/31/2020	62.02	1.50	(4.73)	(3.23)	(1.58)	(.60 )	(2.18)	56.61	(5.29)	127	1.38	1.38	2.52
Class 529-E:
10/31/2024	60.35	2.10	12.13	14.23	(2.09)	(.07 )	(2.16)	72.42	23.90	61.85		.85	3.08
10/31/2023	60.48	1.97	(.07 )	1.90	(2.03)	—	(2.03)	60.35	3.04	56.87		.87	3.10
10/31/2022	69.09	1.80	(8.32)	(6.52)	(2.09)	—	(2.09)	60.48	(9.65)	61.85		.85	2.74
10/31/2021	56.51	1.89	12.35	14.24	(1.66)	—	(1.66)	69.09	25.35	75.85		.85	2.86
10/31/2020	61.98	1.81	(4.75)	(2.94)	(1.93)	(.60 )	(2.53)	56.51	(4.80)	68.86		.86	3.05
Class 529-T:
10/31/2024	60.34	2.42	12.12	14.54	(2.41)	(.07 )	(2.48)	72.40	24.47 [5]	— [6]	.39 [5]	.39 [5]	3.54 [5]
10/31/2023	60.47	2.27	(.06 )	2.21	(2.34)	—	(2.34)	60.34	3.57 [5]	— [6]	.40 [5]	.40 [5]	3.57 [5]
10/31/2022	69.08	2.12	(8.32)	(6.20)	(2.41)	—	(2.41)	60.47	(9.22)[5]	— [6]	.37 [5]	.37 [5]	3.22 [5]
10/31/2021	56.52	2.19	12.33	14.52	(1.96)	—	(1.96)	69.08	25.89 [5]	— [6]	.40 [5]	.40 [5]	3.31 [5]
10/31/2020	62.00	2.08	(4.75)	(2.67)	(2.21)	(.60 )	(2.81)	56.52	(4.37)[5]	— [6]	.41 [5]	.41 [5]	3.51 [5]
Class 529-F-1:
10/31/2024	60.31	2.36	12.12	14.48	(2.35)	(.07 )	(2.42)	72.37	24.37 [5]	— [6]	.47 [5]	.47 [5]	3.46 [5]
10/31/2023	60.44	2.22	(.06 )	2.16	(2.29)	—	(2.29)	60.31	3.47 [5]	— [6]	.47 [5]	.47 [5]	3.49 [5]
10/31/2022	69.05	2.06	(8.32)	(6.26)	(2.35)	—	(2.35)	60.44	(9.30)[5]	— [6]	.46 [5]	.46 [5]	3.13 [5]
10/31/2021	56.50	2.10	12.39	14.49	(1.94)	—	(1.94)	69.05	25.84 [5]	— [6]	.44 [5]	.44 [5]	3.17 [5]
10/31/2020	61.97	2.08	(4.74)	(2.66)	(2.21)	(.60 )	(2.81)	56.50	(4.36)[5]	— [6]	.41 [5]	.41 [5]	3.51 [5]
Class 529-F-2:
10/31/2024	60.36	2.43	12.13	14.56	(2.42)	(.07 )	(2.49)	72.43	24.49	200.37		.37	3.57
10/31/2023	60.49	2.28	(.06 )	2.22	(2.35)	—	(2.35)	60.36	3.58	165.37		.37	3.59
10/31/2022	69.11	2.13	(8.33)	(6.20)	(2.42)	—	(2.42)	60.49	(9.20)	155.36		.36	3.24
10/31/2021	56.52	2.22	12.34	14.56	(1.97)	—	(1.97)	69.11	25.97	155.38		.38	3.34
10/31/2020[7,8]	56.52	—	—	—	—	—	—	56.52	—	110	—	—	—
Class 529-F-3:
10/31/2024	60.34	2.46	12.12	14.58	(2.45)	(.07 )	(2.52)	72.40	24.55	— [6]	.32	.32	3.60
10/31/2023	60.47	2.30	(.05 )	2.25	(2.38)	—	(2.38)	60.34	3.60	— [6]	.33	.33	3.62
10/31/2022	69.09	2.15	(8.33)	(6.18)	(2.44)	—	(2.44)	60.47	(9.17)	— [6]	.32	.32	3.27
10/31/2021	56.52	2.24	12.34	14.58	(2.01)	—	(2.01)	69.09	26.00	— [6]	.38	.33	3.38
10/31/2020[7,8]	56.52	—	—	—	—	—	—	56.52	—	— [6]	—	—	—
Class R-1:
10/31/2024	60.42	1.76	12.13	13.89	(1.74)	(.07 )	(1.81)	72.50	23.27	55	1.36	1.36	2.58
10/31/2023	60.54	1.65	(.06 )	1.59	(1.71)	—	(1.71)	60.42	2.54	52	1.37	1.37	2.59
10/31/2022	69.14	1.48	(8.33)	(6.85)	(1.75)	—	(1.75)	60.54	(10.11)	57	1.34	1.34	2.25
10/31/2021	56.56	1.56	12.34	13.90	(1.32)	—	(1.32)	69.14	24.70	69	1.36	1.36	2.35
10/31/2020	62.00	1.50	(4.72)	(3.22)	(1.62)	(.60 )	(2.22)	56.56	(5.29)	62	1.38	1.38	2.53
Refer to the end of the table for footnotes.

Capital Income Builder	62

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2024	$60.38	$1.76	$12.12	$13.88	$(1.75)	$(.07 )	$(1.82)	$72.44	23.27%	$346	1.36%	1.36%	2.58%
10/31/2023	60.50	1.65	(.05 )	1.60	(1.72)	—	(1.72)	60.38	2.55	317	1.37	1.37	2.59
10/31/2022	69.10	1.47	(8.32)	(6.85)	(1.75)	—	(1.75)	60.50	(10.10)	344	1.35	1.35	2.24
10/31/2021	56.53	1.56	12.33	13.89	(1.32)	—	(1.32)	69.10	24.72	419	1.36	1.36	2.35
10/31/2020	61.98	1.50	(4.73)	(3.23)	(1.62)	(.60 )	(2.22)	56.53	(5.30)	379	1.38	1.38	2.53
Class R-2E:
10/31/2024	60.07	1.95	12.06	14.01	(1.95)	(.07 )	(2.02)	72.06	23.62	38	1.07	1.07	2.87
10/31/2023	60.20	1.82	(.05 )	1.77	(1.90)	—	(1.90)	60.07	2.84	33	1.08	1.08	2.88
10/31/2022	68.78	1.66	(8.29)	(6.63)	(1.95)	—	(1.95)	60.20	(9.85)	37	1.06	1.06	2.53
10/31/2021	56.27	1.74	12.29	14.03	(1.52)	—	(1.52)	68.78	25.08	46	1.07	1.07	2.64
10/31/2020	61.72	1.67	(4.72)	(3.05)	(1.80)	(.60 )	(2.40)	56.27	(5.03)	40	1.09	1.09	2.83
Class R-3:
10/31/2024	60.36	2.06	12.13	14.19	(2.05)	(.07 )	(2.12)	72.43	23.82	629.91		.91	3.02
10/31/2023	60.49	1.93	(.06 )	1.87	(2.00)	—	(2.00)	60.36	3.00	569.92		.92	3.04
10/31/2022	69.09	1.77	(8.32)	(6.55)	(2.05)	—	(2.05)	60.49	(9.70)	613.91		.91	2.68
10/31/2021	56.52	1.85	12.34	14.19	(1.62)	—	(1.62)	69.09	25.26	748.92		.92	2.80
10/31/2020	61.98	1.77	(4.74)	(2.97)	(1.89)	(.60 )	(2.49)	56.52	(4.87)	673.93		.93	2.98
Class R-4:
10/31/2024	60.33	2.26	12.13	14.39	(2.25)	(.07 )	(2.32)	72.40	24.19	442.62		.62	3.32
10/31/2023	60.46	2.12	(.06 )	2.06	(2.19)	—	(2.19)	60.33	3.32	405.62		.62	3.34
10/31/2022	69.07	1.96	(8.32)	(6.36)	(2.25)	—	(2.25)	60.46	(9.43)	431.61		.61	2.98
10/31/2021	56.50	2.05	12.34	14.39	(1.82)	—	(1.82)	69.07	25.65	547.62		.62	3.10
10/31/2020	61.97	1.95	(4.74)	(2.79)	(2.08)	(.60 )	(2.68)	56.50	(4.58)	475.62		.62	3.29
Class R-5E:
10/31/2024	60.24	2.39	12.12	14.51	(2.39)	(.07 )	(2.46)	72.29	24.44	105.42		.42	3.51
10/31/2023	60.38	2.25	(.07 )	2.18	(2.32)	—	(2.32)	60.24	3.51	83.42		.42	3.54
10/31/2022	68.98	2.08	(8.30)	(6.22)	(2.38)	—	(2.38)	60.38	(9.24)	81.41		.41	3.18
10/31/2021	56.43	2.18	12.32	14.50	(1.95)	—	(1.95)	68.98	25.90	78.42		.42	3.29
10/31/2020	61.91	2.07	(4.75)	(2.68)	(2.20)	(.60 )	(2.80)	56.43	(4.40)	55.42		.42	3.51
Class R-5:
10/31/2024	60.36	2.47	12.14	14.61	(2.46)	(.07 )	(2.53)	72.44	24.55	268.31		.31	3.62
10/31/2023	60.50	2.31	(.07 )	2.24	(2.38)	—	(2.38)	60.36	3.64	235.32		.32	3.64
10/31/2022	69.11	2.16	(8.32)	(6.16)	(2.45)	—	(2.45)	60.50	(9.16)	252.30		.30	3.28
10/31/2021	56.53	2.25	12.34	14.59	(2.01)	—	(2.01)	69.11	26.02	309.31		.31	3.40
10/31/2020	62.01	2.13	(4.75)	(2.62)	(2.26)	(.60 )	(2.86)	56.53	(4.28)	274.32		.32	3.59
Class R-6:
10/31/2024	60.33	2.50	12.13	14.63	(2.49)	(.07 )	(2.56)	72.40	24.60	17,565.27		.27	3.67
10/31/2023	60.47	2.34	(.07 )	2.27	(2.41)	—	(2.41)	60.33	3.67	13,841.27		.27	3.68
10/31/2022	69.08	2.19	(8.32)	(6.13)	(2.48)	—	(2.48)	60.47	(9.11)	12,940.26		.26	3.33
10/31/2021	56.51	2.28	12.34	14.62	(2.05)	—	(2.05)	69.08	26.07	14,277.27		.27	3.45
10/31/2020	61.99	2.16	(4.75)	(2.59)	(2.29)	(.60 )	(2.89)	56.51	(4.24)	12,651.27		.27	3.65
Refer to the end of the table for footnotes.

63	Capital Income Builder

Financial highlights (continued)

Portfolio turnover rate for all share classes[9,10]	Year ended October 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	32%	34%	27%	41%	55%
Including mortgage dollar roll transactions	56%	106%	87%	72%	118%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Income Builder	64

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2024
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

65	Capital Income Builder

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Long-term capital gains	$294,551,000
Qualified dividend income	$2,790,047,000
Section 199A dividends	$175,024,000
Section 163(j) interest dividends	$1,139,645,000
Corporate dividends received deduction	$1,477,823,000
U.S. government income that may be exempt from state taxation	$340,757,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

66

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

67	Capital Income Builder

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Income Builder

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025